Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	1.257%	644,720	639,821
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,028,228
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,150,000	2,108,414
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,888,713
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	792,000	781,942
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,606,325
Series 2020-1A Class A
08/20/2026	2.330%	1,493,000	1,450,274
Series 2021-2A Class A
02/20/2028	1.660%	4,254,000	3,986,839
Business Jet Securities LLC(a)
Series 2019-1 Class A
07/15/2034	4.212%	1,978,171	1,875,368
Series 2021-1A Class A
04/15/2036	2.162%	1,971,735	1,835,273
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	2,447,301	2,279,374
Capital One Multi-Asset Execution Trust
Series 2021-A2 Class A2
07/15/2030	1.390%	2,991,000	2,734,038
Series 2022-A1 Class A1
03/15/2027	2.800%	9,101,000	9,099,404
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	854,625	805,736
Carvana Auto Receivables Trust(a)
Series 2019-2A Class C
06/17/2024	3.000%	2,303,106	2,308,046
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,445,922
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	1.017%	558,545	536,494
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	209,415	199,766
Series 2003-6 Class 1A5
11/25/2034	5.850%	163,904	163,973
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	2.107%	795,105	803,076
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	470,844	469,877
Series 2019-A Class A2
12/28/2048	3.280%	1,142,074	1,112,251
Series 2021-A Class A2
07/25/2051	1.600%	2,784,556	2,655,120
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month USD LIBOR + 3.000% Floor 3.000% 03/24/2023	3.132%	4,100,000	4,060,120
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	3.532%	429,168	28,226
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,212,033
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,945,732
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,224,606
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,419,113
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,646,336
Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	445,139	447,124
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	2,859,687	2,776,169
Drive Auto Receivables Trust
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	858,797	866,078
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,885,778
DT Auto Owner Trust(a)
Series 2020-2A Class B
03/16/2026	2.080%	3,279,797	3,284,000
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,164,296	2,167,140
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,019,727
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	512,582	512,742
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,594,494
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	4,151,000	4,194,984
Series 2020-2 Class A
04/15/2033	1.060%	1,379,000	1,275,680
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	502,051	506,932
Series 2020-1A Class A
07/16/2040	3.540%	2,086,717	2,093,289
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	799,653
Franklin Limited Duration Income Trust(a),(c),(d),(f)
Series 2019-1 Class A
08/15/2024	5.500%	389,303	386,189
FREED ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	1,681,977	1,683,118
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	3,250,000	3,219,547
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	2,300,000	2,254,718
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	4,008,262
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,144,205
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,890,731
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,648,883
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,115,106
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	41,113	41,000
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	203,091	199,769
Series 2017-2A Class A
10/15/2053	3.260%	1,045,872	1,010,825
Series 2019-2A Class A
04/15/2055	2.760%	1,459,989	1,393,404
Goodgreen Trust(a),(d),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	1,247,478	1,160,155
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	367,266	362,610
Series 2017-1A Class A2
09/20/2047	4.460%	560,852	565,820
Series 2017-3A Class A2
09/20/2048	3.950%	734,463	725,170
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	5,050,000	4,867,245
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	3,697,000	3,371,443
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	5,509,000	5,158,877
Series 2022-4A Class A
09/25/2026	3.730%	4,542,000	4,547,677
Series 2022-5A Class A
09/25/2028	3.890%	4,542,000	4,540,867
HGI CRE CLO Ltd.(a),(b),(d),(f)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 03/19/2027	3.000%	3,998,500	3,998,500

2	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	231,939	230,897
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,567,922
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	3,022,677
Series 2022-A Class A4
04/17/2028	2.350%	1,044,000	1,020,561
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,687,360
Subordinated Series 2021-A Class B
12/15/2028	1.460%	2,155,000	2,114,328
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,805,000	3,691,683
Subordinated Series 2021-B Class B
02/15/2029	1.680%	4,852,000	4,579,775
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,562,733
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	4,293,538
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,510,261
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	1,000,000	935,000
LP LMS Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	7,307,190
LPMS(a),(d),(f)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	7,183,750
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,086,748
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,483,220
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,831,651
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,421,590
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	690,169	696,925
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mission Lane Credit Card Master Trust(a)
Series 2021-A Class A
09/15/2026	1.590%	4,395,000	4,288,535
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.547%	1,873,015	1,911,861
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	5,758,641	5,424,007
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	97,609	97,802
Series 2018-CA Class A2
06/16/2042	3.520%	150,851	151,847
Series 2018-DA Class A2A
12/15/2059	4.000%	2,241,174	2,235,995
Series 2019-A Class A2A
01/15/2043	3.420%	1,481,899	1,486,348
Series 2019-CA Class A2
02/15/2068	3.130%	938,487	937,464
Series 2019-D Class A2A
12/15/2059	3.010%	2,480,573	2,439,706
Series 2019-FA Class A2
08/15/2068	2.600%	1,923,185	1,900,035
Series 2019-GA Class A
10/15/2068	2.400%	914,517	908,055
Series 2020-BA Class A2
01/15/2069	2.120%	1,051,965	1,036,131
Series 2020-EA Class A
05/15/2069	1.690%	5,005,797	4,827,834
Series 2020-GA Class A
09/16/2069	1.170%	2,358,134	2,278,380
Series 2020-HA Class A
01/15/2069	1.310%	1,611,245	1,560,663
Series 2021-A Class A
05/15/2069	0.840%	3,664,446	3,502,518
Series 2021-BA Class A
07/15/2069	0.940%	985,479	932,723
Series 2021-CA Class A
10/15/2069	1.060%	3,750,291	3,562,788
Series 2021-EA Class A
12/16/2069	0.970%	6,076,736	5,682,576
Series 2021-FA Class A
02/18/2070	1.110%	7,067,945	6,574,414
Series 2021-GA Class A
04/15/2070	1.580%	2,151,954	2,054,840

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class A
07/15/2070	2.230%	8,422,000	8,161,748
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,934,489	1,919,621
Series 2021-3A Class A1A
08/25/2070	1.770%	3,596,259	3,328,118
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	0.438%	1,060,786	1,039,455
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.418%	1,998,429	1,991,746
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	0.368%	1,824,265	1,817,501
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	1.034%	4,625,359	4,520,419
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	1.054%	5,542,030	5,522,534
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	1.114%	440,284	424,465
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	656,797
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	559,213
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,359,708
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,498,146	4,306,946
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	249,085	243,632
Santander Drive Auto Receivables Trust
Series 2020-4 Class A3
07/15/2024	0.480%	182,937	182,893
Series 2022-2 Class A3
10/15/2026	2.980%	5,746,000	5,739,156
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,409,029
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	885,163	856,218
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	1,135,103	1,090,267
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,805,094
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	6,549,990	6,579,039
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.373%	470,929	471,383
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.250% 12/15/2032	1.576%	494,897	482,075
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 07/25/2022	0.184%	4,430,022	4,364,909
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.847%	607,356	607,719
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.497%	838,606	842,338
Series 2021-C Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 01/15/2053	1.197%	3,745,000	3,716,444
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	5,432,071	5,444,050
Series 2018-C Class A2A
11/15/2035	3.630%	1,921,934	1,922,018
Series 2019-A Class A2A
07/15/2036	3.440%	3,871,685	3,871,766

4	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-BA Class A1A
07/15/2053	1.290%	3,172,264	3,024,636
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,983,019	2,857,290
Series 2020-PTB Class A2A
09/15/2054	1.600%	9,171,010	8,801,105
Series 2021-A Class APT1
01/15/2053	1.070%	7,379,614	6,893,277
Series 2021-B Class A
07/17/2051	1.310%	3,568,581	3,390,337
Series 2021-D Class A1A
03/17/2053	1.340%	6,085,390	5,800,514
Series 2021-E Class A1A
02/15/2051	1.680%	4,224,203	3,981,664
Series 2022-A Class APT
11/16/2054	2.850%	2,815,000	2,703,828
SoFi Professional Loan Program LLC(a),(b)
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	1.307%	129,285	129,246
Series 2017-C Class A1
1-month USD LIBOR + 0.600% Floor 0.600% 07/25/2040	1.057%	100,000	99,885
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	176,553	175,887
Series 2017-E Class A2B
11/26/2040	2.720%	584,798	584,936
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	1,724,835	1,689,508
Series 2021-A Class AFX
08/17/2043	1.030%	1,138,108	1,070,717
Series 2021-B Class AFX
02/15/2047	1.140%	2,533,343	2,361,613
Synchrony Card Funding LLC
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,560,912
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	4,001,298	3,944,878
Toyota Auto Loan Extended Note Trust(a),(c)
Series 2021-1A Class A
02/27/2034	1.070%	1,522,000	1,418,217
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	1,108,184	1,110,319
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	1,298,280	1,192,550
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	3,884,221	3,750,287
Series 2021-ST8 Class A
10/20/2029	1.750%	4,068,857	3,925,325
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	61,618	61,676
Series 2021-1 Class A
03/20/2031	0.870%	1,339,762	1,325,908
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,304,587
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	2,200,000	2,131,066
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,786,417
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,694,212
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,707,374
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,647,407	2,647,407
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	344,619	347,038
Total Asset-Backed Securities — Non-Agency (Cost $445,457,495)			430,816,640

Commercial Mortgage-Backed Securities - Agency 4.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,439,006
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	772,181
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,889,826
Series KJ07 Class A2
12/25/2022	2.312%	1,718,773	1,721,424
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,497,301

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,572,244
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,346,848
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,382,966
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,279,761
Federal National Mortgage Association
07/01/2022	2.670%	5,000,000	4,995,914
08/01/2022	2.650%	7,000,000	6,994,276
04/01/2023	2.640%	2,543,020	2,553,223
05/01/2023	2.520%	3,000,000	3,008,269
06/01/2023	2.420%	2,469,682	2,478,621
06/01/2023	2.510%	1,634,489	1,640,761
11/01/2023	3.690%	1,142,866	1,160,399
07/01/2025	3.070%	9,180,115	9,187,387
09/01/2025	3.100%	2,363,807	2,369,169
12/01/2025	3.765%	6,628,438	6,818,743
07/01/2026	4.450%	2,483,904	2,614,036
10/01/2026	3.235%	1,292,507	1,313,962
12/01/2026	3.240%	1,500,000	1,526,997
01/01/2027	3.710%	2,917,274	3,018,322
02/01/2027	3.340%	1,000,000	1,017,196
03/01/2027	2.910%	3,332,520	3,347,566
05/01/2027	2.430%	2,336,024	2,278,996
06/01/2027	2.370%	4,550,000	4,471,788
06/01/2027	3.000%	1,975,106	1,994,768
07/01/2027	3.210%	884,992	901,004
06/01/2028	3.570%	2,787,000	2,876,312
11/01/2028	4.250%	555,080	595,987
02/01/2029	3.740%	1,515,000	1,595,803
10/01/2029	3.195%	7,975,577	8,135,923
02/01/2030	2.570%	2,555,941	2,507,947
02/01/2030	2.920%	2,729,074	2,731,468
02/01/2030	3.550%	1,000,000	1,039,226
06/01/2030	3.130%	4,812,000	4,752,137
07/01/2030	3.850%	4,459,607	4,743,535
01/01/2032	2.730%	2,569,411	2,538,625
01/01/2032	2.730%	1,825,000	1,792,322
01/01/2032	2.780%	2,190,245	2,161,171
01/01/2032	2.970%	1,591,311	1,589,915
02/01/2032	2.990%	2,946,381	2,949,210
04/01/2035	3.330%	2,419,179	2,462,556
10/01/2035	2.880%	5,000,000	4,918,473
Series 2015-M10 Class A2
04/25/2027	3.092%	11,430,525	11,568,409
Series 2017-M5 Class A2
04/25/2029	3.176%	1,798,408	1,830,063
Series 2017-T1 Class A
06/25/2027	2.898%	2,765,709	2,817,902
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-M3 Class 1A1
11/25/2033	1.000%	6,535,255	6,114,828
Federal National Mortgage Association(c)
06/01/2037	5.888%	376,030	373,414
CMO Series 2013-M13 Class A2
04/25/2023	2.387%	941,876	940,394
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	558,832	563,648
CMO Series 2015-M11 Class A2
04/25/2025	2.823%	2,000,000	1,993,564
Series 2017-M12 Class A2
06/25/2027	3.073%	1,966,146	1,998,389
Series 2017-M7 Class A2
02/25/2027	2.961%	538,044	538,342
Series 2018-M10 Class A2
07/25/2028	3.364%	2,683,000	2,775,708
Series 2018-M3 Class A2
02/25/2030	3.085%	1,057,000	1,080,031
Series 2018-M4 Class A2
03/25/2028	3.059%	1,363,258	1,400,116
Series 2022-M3 Class A2
11/25/2031	1.764%	19,065,000	17,180,377
Federal National Mortgage Association(c),(g)
Series 2021-M3 Class X1
11/25/2033	1.975%	39,150,050	5,006,121
Freddie Mac Multiclass Certificates(c),(g)
Series 2021-P011 Class X1
09/25/2045	1.844%	21,605,556	3,166,910
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(g)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	4,365,697
FREMF Mortgage Trust(a),(c)
Subordinated Series 2015-K44 Class B
01/25/2048	3.670%	3,410,000	3,375,864
Subordinated Series 2016-K59 Class B
11/25/2049	3.578%	2,383,000	2,372,910
Subordinated Series 2016-K722 Class B
07/25/2049	3.894%	1,400,000	1,411,879
Subordinated Series 2019-K92 Class B
05/25/2052	4.194%	6,000,000	6,127,100
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.456%	876,450	872,218

6	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	0.546%	2,442,723	2,431,409
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.546%	2,219,311	2,208,650
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.546%	1,243,107	1,237,185
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	0.556%	630,386	627,981
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.419%	2,662,772	2,675,808
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
1-month USD LIBOR + 3.750% Floor 3.750% 03/25/2050	4.207%	6,008,000	5,779,507
Total Commercial Mortgage-Backed Securities - Agency (Cost $225,397,384)			225,817,988

Commercial Mortgage-Backed Securities - Non-Agency 5.0%

3650R Commercial Mortgage Trust
Series 2021-PF1 Class A5
11/15/2054	2.522%	1,397,000	1,304,068
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,262,766	2,281,980
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	515,300
Series 2014-SFR3 Class A
12/17/2036	3.678%	998,870	995,822
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,023,252
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,089,329	1,077,361
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,181,357
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	200,683
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,026,964
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,877,845
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,456,670
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,911,456
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,346,969
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,919,211
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,574,967
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,504,603
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,881,209
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,520,451
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,346,235
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.963%	2,250,000	1,984,291
Series 2021-SFR1 Class E2
06/17/2038	3.123%	2,250,000	1,998,726
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	2.691%	8,000,000	7,956,291
BANK(c)
Series 2022-BNK40 Class A4
03/15/2064	3.507%	839,000	845,458
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A3
05/15/2052	3.319%	319,000	316,992
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	643,000	668,200
BBCMS Mortgage Trust(c),(h)
Series 2022-C15 Class A5
04/15/2055	3.662%	1,179,000	1,208,273
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,665,226

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.021%	5,165,674	52
Benchmark Mortgage Trust(h)
Series 2022-B34 Class A5
04/15/2055	3.786%	1,358,000	1,398,678
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.810%	6,056,000	5,900,258
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	1.085%	2,933,747	2,871,271
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,660,555	4,782,895
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	896,000	898,629
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	5,916,442
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	846,404	8
COMM Mortgage Trust(c)
Series 2013-CR10 Class A4
08/10/2046	4.210%	36,000	36,510
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	5,303,000	5,399,319
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,330,094
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,686,954
Series 2015-LC19 Class A3
02/10/2048	2.922%	2,901,936	2,874,913
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,566,377
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,093,506
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,880,101
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,332,330
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.601%	1,629,686	0
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	1,102,272	1,101,694
Series 2014-CR19 Class ASB
08/10/2047	3.499%	540,024	544,688
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,412,536
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,204,458
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,021,113
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	2.988%	624,000	621,002
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,543,127	1,519,374
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,982,152
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	1,612,000	1,607,784
Series 2021-C20 Class A3
03/15/2054	2.805%	696,000	660,925
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month USD LIBOR + 0.755% Floor 0.755% 10/15/2038	0.865%	2,371,000	2,322,122
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	3,600,000	3,415,893
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,367,250
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,317,874
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,934,080
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.301%	4,000,000	3,904,194
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,328,447

8	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,486,472
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	1,999,115
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,209,000	1,227,300
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,257,998
Series 2015-GC32 Class AAB
07/10/2048	3.513%	4,878,586	4,916,354
Series 2020-GSA2 Class A4
12/12/2053	1.721%	1,916,000	1,692,790
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	1,763,389	1,758,733
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,047,160
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A5
07/15/2045	3.664%	1,763,000	1,766,236
Series 2013-C17 Class A4
01/15/2047	4.199%	605,000	614,662
Series 2014-C23 Class A4
09/15/2047	3.670%	485,836	487,046
Series 2015-C28 Class A3
10/15/2048	2.912%	2,976,007	2,918,932
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.092%	1,558,311	5,432
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,678,969
KGS-Alpha SBA COOF Trust(a),(c),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.839%	1,057,090	18,169
CMO Series 2013-2 Class A
03/25/2039	1.773%	1,597,285	46,920
CMO Series 2014-2 Class A
04/25/2040	4.817%	393,789	21,720
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,553,938
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	1.347%	3,683,000	3,619,420
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
08/15/2045	3.176%	430,700	430,231
Series 2015-C20 Class A4
02/15/2048	3.249%	438,000	436,375
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-T21 Class X
10/12/2052	0.075%	3,176,620	291
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	930,895
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
03/15/2030	1.864%	1,424,000	1,267,503
Morgan Stanley Capital I, Inc.(c),(d),(f),(h)
Series 2022-L8 Class A5
03/15/2032	3.795%	905,000	924,167
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,873,588
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,193,471
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,838,267
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,542,111
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,473,383
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,295,575
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,197,548
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,195,692
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,355,211
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,514,282
Subordinated Series 2022-SFR1 Class F
02/17/2029	4.880%	7,000,000	6,418,181

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(i)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,852,186
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	796,533
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	5,266,463
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
TPI Re-REMIC Trust(a),(i)
Series 2022-FRR1 Class DK33
07/25/2046	0.000%	3,500,000	3,232,577
Series 2022-FRR1 Class DK34
07/25/2046	0.000%	7,175,000	6,626,783
Series 2022-FRR1 Class DK35
08/25/2046	0.000%	2,639,000	2,437,363
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A4
12/10/2045	2.792%	1,837,000	1,836,947
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	855,929
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,170,087
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.657%	1,030,240	2,292
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	455,564	5
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	1.547%	2,368,002	2,344,626
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $293,424,127)			278,549,711

Convertible Bonds 0.0%

Banking 0.0%
ING Groep NV(j)
12/31/2049	3.875%	1,500,000	1,304,724
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	346,000	353,797
Total			1,658,521
Total Convertible Bonds (Cost $1,846,000)			1,658,521

Corporate Bonds & Notes 32.4%

Aerospace & Defense 0.5%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	407,577
04/10/2047	3.950%	150,000	150,301
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	363,359
09/15/2050	3.000%	209,000	178,435
Boeing Co. (The)
02/01/2024	1.950%	1,463,000	1,432,425
02/04/2024	1.433%	2,073,000	2,005,606
02/01/2026	2.750%	1,417,000	1,375,243
02/04/2026	2.196%	3,506,000	3,317,188
05/01/2026	3.100%	1,700,000	1,668,547
05/01/2027	5.040%	495,000	520,670
02/01/2028	3.250%	1,984,000	1,916,178
03/01/2028	3.250%	998,000	960,050
05/01/2030	5.150%	274,000	291,826
02/01/2031	3.625%	1,994,000	1,940,481
02/01/2035	3.250%	1,134,000	1,014,339
02/01/2050	3.750%	2,027,000	1,813,341
Howmet Aerospace, Inc.
05/01/2025	6.875%	54,000	58,609
01/15/2029	3.000%	1,679,000	1,532,460
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	441,472
Northrop Grumman Corp.
08/01/2023	3.250%	2,702,000	2,730,693
01/15/2028	3.250%	1,668,000	1,668,510
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	176,946
04/15/2047	4.350%	180,000	193,440
03/15/2052	3.030%	520,000	457,846
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	595,000	616,656
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	705,320
TransDigm, Inc.
11/15/2027	5.500%	685,000	682,424

10	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
11/16/2028	4.125%	378,000	395,181
06/01/2042	4.500%	153,000	168,424
05/15/2045	4.150%	199,000	205,209
11/01/2046	3.750%	450,000	444,932
Total			29,833,688
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	649,314	701,624
Israel Government AID Bond(k)
11/01/2024	0.000%	5,000,000	4,667,510
Total			5,369,134
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,482,413	1,453,671
Series 2017-1 Class A
01/15/2030	3.550%	446,515	413,785
Series 2017-1 Class AA
01/15/2030	3.300%	315,187	299,355
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	2,510,765	2,349,147
Series 2017-1 Class AA
02/15/2029	3.650%	519,645	502,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	899,328
04/20/2029	5.750%	680,000	677,671
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	515,534	488,779
Series 2018-1 Class AA
09/20/2031	3.800%	371,945	363,784
Series 2019-1 Class AA
12/15/2032	3.300%	608,307	567,626
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	127,675	126,739
10/29/2024	4.000%	108,816	108,637
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,221,000	4,251,015
10/20/2028	4.750%	5,452,000	5,500,685
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	239,365	223,526
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,111,859	1,004,159
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,023,985
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	190,294	191,099
03/01/2026	4.600%	241,557	227,367
Series 2016-1 Class AA
07/07/2028	3.100%	610,042	589,068
Series 2016-1 Class B
01/07/2026	3.650%	86,120	80,456
Series 2018-1 Class A
03/01/2030	3.700%	1,496,844	1,403,295
Series 2018-1 Class AA
03/01/2030	3.500%	683,795	658,549
Series 2019-1 Class A
08/25/2031	4.550%	797,180	794,767
Series 2019-1 Class AA
08/25/2031	4.150%	891,892	896,187
Total			25,094,807
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	164,000	169,950
Essex Portfolio LP
03/01/2028	1.700%	2,424,000	2,195,248
01/15/2031	1.650%	307,000	262,979
06/15/2031	2.550%	954,000	872,720
03/15/2032	2.650%	295,000	269,731
Invitation Homes Operating Partnership LP(h)
04/15/2032	4.150%	1,833,000	1,872,967
Mid-America Apartments LP
10/15/2023	4.300%	950,000	966,029
11/15/2025	4.000%	1,134,000	1,157,012
03/15/2029	3.950%	931,000	958,242
UDR, Inc.
09/01/2026	2.950%	363,000	355,992
01/15/2030	3.200%	188,000	182,809
08/15/2031	3.000%	115,000	109,257
08/01/2032	2.100%	266,000	230,068
Total			9,603,004
Automotive 0.9%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,013,168
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,051,603
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,776,985
BMW US Capital LLC(a)
09/15/2023	2.250%	245,000	244,101
BMW US Capital LLC(a),(h)
04/01/2032	3.700%	1,833,000	1,852,512

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(a)
05/15/2025	6.750%	741,000	767,177
Daimler Trucks Finance North America LLC(a),(h)
04/07/2025	3.500%	715,000	714,213
Dana, Inc.
06/15/2028	5.625%	1,060,000	1,071,236
Ford Motor Co.
01/15/2043	4.750%	756,000	684,047
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,156,032
01/08/2026	4.389%	1,685,000	1,679,535
08/10/2026	2.700%	3,574,000	3,324,176
01/09/2027	4.271%	800,000	787,574
08/17/2027	4.125%	4,110,000	4,018,919
02/10/2029	2.900%	2,403,000	2,140,901
05/03/2029	5.113%	2,055,000	2,068,872
06/17/2031	3.625%	2,635,000	2,381,064
General Motors Co.
10/01/2025	6.125%	590,000	634,031
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	789,830
01/08/2026	1.250%	2,427,000	2,217,561
01/17/2027	4.350%	172,000	175,105
01/08/2031	2.350%	1,398,000	1,207,987
06/10/2031	2.700%	400,000	352,219
01/12/2032	3.100%	1,932,000	1,738,482
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	407,927
04/30/2031	5.250%	495,000	465,785
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	630,000	588,773
07/15/2031	5.250%	695,000	643,909
Hyundai Capital America(a)
11/10/2022	1.150%	622,000	617,905
01/08/2024	0.800%	1,766,000	1,690,649
10/15/2025	1.800%	208,000	194,096
01/08/2026	1.300%	2,415,000	2,207,678
06/15/2026	1.500%	1,710,000	1,556,867
02/10/2027	3.000%	315,000	301,247
10/15/2027	2.375%	218,000	200,266
01/10/2028	1.800%	331,000	293,114
06/15/2028	2.000%	921,000	817,746
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	1,447,000	1,388,647
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	762,000	751,346
09/17/2030	4.810%	454,000	451,286
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	573,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC(a)
11/24/2027	1.625%	293,000	260,919
Total			48,259,051
Banking 8.4%
ABN AMRO Bank NV(a),(j)
12/13/2029	2.470%	600,000	548,926
Subordinated
03/13/2037	3.324%	1,000,000	907,460
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	440,892
AIB Group PLC(a)
10/12/2023	4.750%	875,000	893,422
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	656,502
American Express Co.
03/04/2027	2.550%	2,595,000	2,521,993
Subordinated
12/05/2024	3.625%	170,000	173,235
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	281,004
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	293,704
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	230,361
Banco Santander SA
05/28/2025	2.746%	1,000,000	975,121
03/25/2026	1.849%	1,000,000	935,270
Subordinated
12/03/2030	2.749%	800,000	703,343
Banco Santander SA(j)
09/14/2027	1.722%	2,600,000	2,356,937
03/24/2028	4.175%	6,424,000	6,468,583
Subordinated
11/22/2032	3.225%	2,800,000	2,512,181
Bank of America Corp.(j)
12/20/2023	3.004%	3,680,000	3,689,351
07/23/2024	3.864%	250,000	252,979
10/01/2025	3.093%	737,000	734,496
12/06/2025	1.530%	6,581,000	6,297,216
06/19/2026	1.319%	1,238,000	1,159,418
10/24/2026	1.197%	2,079,000	1,923,823
03/11/2027	1.658%	9,336,000	8,719,987
07/22/2027	1.734%	5,580,000	5,186,956
02/04/2028	2.551%	1,545,000	1,477,703
04/24/2028	3.705%	1,800,000	1,814,335
12/20/2028	3.419%	359,000	355,792
02/13/2031	2.496%	4,292,000	3,938,289

12	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/29/2031	2.592%	2,991,000	2,762,972
07/23/2031	1.898%	715,000	624,427
10/24/2031	1.922%	1,550,000	1,350,718
04/22/2032	2.687%	15,022,000	13,807,283
10/20/2032	2.572%	5,315,000	4,840,740
02/04/2033	2.972%	6,035,000	5,660,481
06/19/2041	2.676%	4,775,000	4,046,954
Bank of America Corp.
04/19/2026	3.500%	472,000	478,544
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	428,179
Bank of Montreal
03/08/2027	2.650%	734,000	710,006
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	199,000	197,057
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	375,000	374,817
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	269,002
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	300,000	303,856
10/04/2026	1.604%	745,000	688,394
Barclays PLC(j)
12/10/2024	1.007%	577,000	553,977
Barclays PLC
03/16/2025	3.650%	375,000	376,374
BBVA USA
08/27/2024	2.500%	307,000	304,547
BNP Paribas SA(a),(j)
06/09/2026	2.219%	1,291,000	1,226,751
01/13/2027	1.323%	230,000	209,507
09/15/2029	2.159%	1,310,000	1,168,142
01/13/2031	3.052%	341,000	319,715
Subordinated
08/12/2035	2.588%	488,000	423,461
BNZ International Funding Ltd.(a)
11/03/2022	2.650%	350,000	350,855
BPCE SA(a)
01/20/2026	1.000%	401,000	367,491
Subordinated
07/11/2024	4.625%	300,000	305,546
BPCE SA(a),(j)
10/06/2026	1.652%	284,000	262,565
01/20/2032	2.277%	855,000	751,263
Subordinated
10/19/2032	3.116%	1,900,000	1,714,046
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA
12/02/2026	3.375%	700,000	696,105
Canadian Imperial Bank of Commerce(h)
04/07/2025	3.300%	6,878,000	6,870,097
04/07/2027	3.450%	6,878,000	6,864,805
04/07/2032	3.600%	3,210,000	3,196,356
Capital One Financial Corp.
01/29/2024	3.900%	367,000	372,978
Subordinated
10/29/2025	4.200%	239,000	245,053
Capital One Financial Corp.(j)
03/03/2026	2.636%	918,000	898,806
11/02/2027	1.878%	450,000	416,778
Citigroup, Inc.(j)
04/24/2025	3.352%	645,000	646,733
01/25/2026	2.014%	9,653,000	9,294,660
03/17/2026	3.290%	1,375,000	1,371,011
04/08/2026	3.106%	2,000,000	1,983,173
06/09/2027	1.462%	1,040,000	957,562
02/24/2028	3.070%	690,000	673,313
07/24/2028	3.668%	1,140,000	1,141,044
04/23/2029	4.075%	500,000	510,524
03/20/2030	3.980%	1,300,000	1,323,361
01/29/2031	2.666%	2,000,000	1,857,936
11/03/2032	2.520%	2,275,000	2,040,099
01/24/2039	3.878%	1,735,000	1,740,720
Citigroup, Inc.
12/01/2025	7.000%	765,000	841,444
10/21/2026	3.200%	1,616,000	1,603,595
01/15/2028	6.625%	215,000	248,093
Citizens Bank NA
03/29/2023	3.700%	250,000	253,150
Citizens Financial Group, Inc.
02/06/2030	2.500%	188,000	173,979
Comerica, Inc.
02/01/2029	4.000%	239,000	247,466
Commonwealth Bank of Australia(a)
Subordinated
03/14/2032	3.784%	1,275,000	1,233,016
03/11/2041	3.305%	530,000	461,855
Cooperatieve Rabobank UA(a),(h),(j)
04/06/2028	3.649%	6,891,000	6,876,118
04/06/2033	3.758%	3,266,000	3,258,018
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	598,937
07/21/2026	3.750%	712,000	707,581
Credit Agricole SA(a),(j)
06/16/2026	1.907%	1,130,000	1,065,542
01/26/2027	1.247%	1,790,000	1,631,058

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
01/10/2033	4.000%	1,634,000	1,606,738
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	343,987
01/14/2030	3.250%	685,000	649,787
01/11/2041	2.811%	250,000	206,393
Credit Suisse AG
04/09/2025	2.950%	925,000	915,346
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	744,892
06/05/2026	2.193%	580,000	545,372
02/02/2027	1.305%	1,390,000	1,242,597
01/12/2029	3.869%	250,000	244,592
05/14/2032	3.091%	3,525,000	3,171,583
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	656,209
03/26/2025	3.750%	250,000	249,261
Danske Bank A/S(a),(j)
12/08/2023	1.171%	812,000	802,011
Deutsche Bank AG(j)
11/24/2026	2.129%	945,000	877,489
01/07/2028	2.552%	250,000	231,030
Subordinated
01/07/2033	3.742%	4,837,000	4,272,951
Deutsche Bank AG/New York(j)
09/18/2024	2.222%	1,995,000	1,952,662
DNB Bank ASA(a),(j)
03/30/2028	1.605%	685,000	619,359
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	658,059
Fifth Third Bancorp
01/25/2024	3.650%	179,000	181,302
Goldman Sachs Group, Inc. (The)(j)
09/10/2024	0.657%	4,640,000	4,490,114
10/21/2024	0.925%	9,284,000	8,999,151
01/24/2025	1.757%	5,034,000	4,908,923
09/29/2025	3.272%	887,000	887,319
03/09/2027	1.431%	2,635,000	2,431,916
10/21/2027	1.948%	2,296,000	2,134,768
02/24/2028	2.640%	1,700,000	1,627,027
03/15/2028	3.615%	3,523,000	3,523,166
06/05/2028	3.691%	1,301,000	1,304,026
04/22/2032	2.615%	7,705,000	7,003,418
07/21/2032	2.383%	3,630,000	3,225,713
10/21/2032	2.650%	5,087,000	4,620,497
02/24/2033	3.102%	4,689,000	4,424,544
02/24/2043	3.436%	200,000	185,079
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	198,967
05/22/2025	3.750%	4,028,000	4,091,189
11/16/2026	3.500%	900,000	903,667
01/26/2027	3.850%	723,000	731,471
02/07/2030	2.600%	546,000	506,470
Subordinated
10/21/2025	4.250%	531,000	545,442
HSBC Holdings PLC(j)
05/18/2024	3.950%	224,000	226,229
11/22/2027	2.251%	2,215,000	2,063,545
03/13/2028	4.041%	1,007,000	1,011,058
09/22/2028	2.013%	2,500,000	2,269,109
08/17/2029	2.206%	1,330,000	1,198,067
08/18/2031	2.357%	1,420,000	1,261,127
05/24/2032	2.804%	3,240,000	2,949,688
11/22/2032	2.871%	1,830,000	1,665,994
HSBC Holdings PLC
Subordinated
03/14/2024	4.250%	2,500,000	2,537,400
ING Groep NV
04/09/2024	3.550%	298,000	301,578
ING Groep NV(j)
03/28/2026	3.869%	2,331,000	2,342,567
04/01/2027	1.726%	275,000	254,000
03/28/2028	4.017%	2,331,000	2,347,057
03/28/2033	4.252%	1,436,000	1,477,527
ING Groep NV(a),(j)
07/01/2026	1.400%	930,000	862,689
Intesa Sanpaolo SpA(a),(j)
Subordinated
06/01/2042	4.950%	2,956,000	2,529,347
JPMorgan Chase & Co.(j)
10/15/2025	2.301%	581,000	567,680
12/10/2025	1.561%	14,490,000	13,869,729
04/22/2026	2.083%	4,054,000	3,907,510
11/19/2026	1.045%	5,169,000	4,778,760
02/04/2027	1.040%	9,270,000	8,490,172
09/22/2027	1.470%	2,302,000	2,128,175
06/01/2028	2.182%	2,839,000	2,665,065
KeyBank NA
05/22/2022	3.180%	468,000	468,925
Lloyds Banking Group PLC(j)
03/18/2026	3.511%	3,057,000	3,042,553
05/11/2027	1.627%	356,000	326,582
03/18/2028	3.750%	3,657,000	3,645,107
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	400,395
Subordinated
12/10/2025	4.582%	500,000	510,276

14	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	333,028
01/15/2026	3.900%	370,000	376,536
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	245,319
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	196,000	178,284
01/15/2030	5.033%	390,000	409,288
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	228,000	231,515
09/13/2023	2.527%	384,000	383,283
03/07/2024	3.407%	257,000	259,414
02/25/2025	2.193%	2,080,000	2,013,545
07/17/2030	2.048%	549,000	486,633
07/18/2039	3.751%	710,000	700,656
Mitsubishi UFJ Financial Group, Inc.(j)
07/19/2025	0.953%	5,582,000	5,297,529
07/20/2027	1.538%	5,515,000	5,068,744
10/13/2027	1.640%	4,701,000	4,321,916
01/19/2028	2.341%	2,661,000	2,514,386
07/20/2032	2.309%	2,883,000	2,578,837
10/13/2032	2.494%	1,920,000	1,735,750
01/19/2033	2.852%	1,710,000	1,593,264
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	1,150,000	1,103,304
05/22/2027	1.234%	1,129,000	1,026,151
09/13/2030	2.869%	219,000	206,618
Mizuho Financial Group, Inc.
Subordinated
09/13/2031	2.564%	936,000	819,224
Morgan Stanley(j)
01/25/2024	0.529%	523,000	514,556
01/22/2025	0.791%	9,189,000	8,822,012
05/30/2025	0.790%	8,306,000	7,892,567
10/21/2025	0.864%	1,843,000	1,738,362
10/21/2025	1.164%	2,381,000	2,262,816
04/28/2026	2.188%	4,135,000	4,000,198
12/10/2026	0.985%	4,715,000	4,336,187
07/20/2027	1.512%	3,605,000	3,322,329
01/21/2028	2.475%	920,000	877,357
07/22/2028	3.591%	889,000	892,553
01/24/2029	3.772%	333,000	335,639
01/23/2030	4.431%	1,547,000	1,619,815
02/13/2032	1.794%	5,470,000	4,717,066
04/28/2032	1.928%	5,000,000	4,321,182
07/21/2032	2.239%	4,080,000	3,617,570
10/20/2032	2.511%	2,155,000	1,951,397
01/21/2033	2.943%	291,000	272,672
04/22/2039	4.457%	630,000	677,125
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
10/23/2024	3.700%	273,000	277,870
07/23/2025	4.000%	2,053,000	2,103,682
01/27/2045	4.300%	500,000	525,940
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,000,000	870,729
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	913,706
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	187,515
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,401,073
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	310,000	313,014
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	228,075
PNC Bank NA
Subordinated
01/30/2023	2.950%	285,000	287,324
Royal Bank of Canada
10/05/2023	3.700%	341,000	346,999
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	425,000	429,216
04/05/2026	4.800%	1,100,000	1,137,774
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	340,000	344,076
05/22/2028	3.073%	1,690,000	1,623,474
05/08/2030	4.445%	208,000	213,463
Subordinated
11/01/2029	3.754%	273,000	270,590
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%	2,071,000	1,885,218
01/11/2028	2.469%	420,000	390,926
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	653,898
Societe Generale SA(a)
01/22/2025	2.625%	857,000	827,147
01/22/2030	3.000%	354,000	326,796
Subordinated
04/14/2025	4.250%	900,000	895,536
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,181,213
01/19/2028	2.797%	1,910,000	1,787,923
06/09/2032	2.889%	1,240,000	1,110,361

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	546,537
Standard Chartered PLC(a),(j)
01/30/2026	2.819%	1,450,000	1,409,737
01/14/2027	1.456%	460,000	419,176
Subordinated
03/15/2033	4.866%	700,000	700,503
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	529,247
07/14/2026	2.632%	201,000	195,056
09/17/2026	1.402%	3,740,000	3,425,726
10/19/2026	3.010%	297,000	291,477
09/17/2028	1.902%	5,880,000	5,271,075
07/16/2029	3.040%	769,000	739,514
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	201,221
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	196,174
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	251,172
UBS Group AG(a),(j)
01/30/2027	1.364%	358,000	329,625
08/10/2027	1.494%	3,564,000	3,247,184
08/13/2030	3.126%	4,930,000	4,745,066
02/11/2033	2.746%	2,500,000	2,277,163
02/11/2043	3.179%	520,000	461,257
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	327,000	327,490
09/24/2025	4.125%	399,000	406,388
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	200,309
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	1,014,952
Wells Fargo & Co.
09/29/2025	3.550%	682,000	691,333
Subordinated
06/03/2026	4.100%	777,000	796,981
06/14/2046	4.400%	238,000	248,025
Wells Fargo & Co.(j)
02/11/2026	2.164%	273,000	264,167
06/17/2027	3.196%	2,620,000	2,588,453
03/24/2028	3.526%	9,581,000	9,568,317
06/02/2028	2.393%	491,000	464,627
02/11/2031	2.572%	2,845,000	2,643,604
04/30/2041	3.068%	6,981,000	6,291,810
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
05/13/2026	2.850%	170,000	168,582
11/20/2028	1.953%	2,534,000	2,333,694
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	1,630,000	1,573,138
11/23/2031	4.322%	600,000	603,284
Total			471,650,542
Brokerage/Asset Managers/Exchanges 0.1%
Brookfield Finance LLC
04/15/2050	3.450%	620,000	539,793
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	409,997
09/20/2047	4.700%	76,000	80,509
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	305,359
Invesco Finance PLC
01/15/2026	3.750%	193,000	196,816
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	469,681
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	658,229
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	344,950
07/16/2030	2.679%	290,000	263,722
Total			3,269,056
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	850,920
Cemex SAB de CV(a)
07/11/2031	3.875%	600,000	547,500
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	309,833
Masco Corp.
10/01/2030	2.000%	400,000	346,923
08/15/2032	6.500%	184,000	218,500
PGT Innovations, Inc.(a)
10/01/2029	4.375%	640,000	596,925
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	601,751
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,590,000	1,530,246
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	1,007,574
Total			6,010,172

16	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	538,611
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,215,000	1,217,229
06/01/2029	5.375%	4,990,000	4,980,878
03/01/2030	4.750%	4,595,000	4,416,708
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	715,000	645,227
04/01/2038	5.375%	286,000	294,431
06/01/2041	3.500%	1,224,000	1,023,724
03/01/2042	3.500%	4,032,000	3,349,769
03/01/2050	4.800%	392,000	373,536
04/01/2051	3.700%	430,000	349,824
06/01/2052	3.900%	3,521,000	2,980,589
12/01/2061	4.400%	798,000	697,130
Comcast Corp.
10/15/2025	3.950%	199,000	205,519
03/01/2026	3.150%	212,000	213,936
02/15/2031	1.500%	1,022,000	890,099
08/15/2034	4.200%	400,000	428,585
03/01/2038	3.900%	2,000,000	2,052,909
11/01/2039	3.250%	640,000	605,735
04/01/2040	3.750%	760,000	763,241
11/01/2049	3.999%	170,000	173,652
02/01/2050	3.450%	181,000	170,436
08/15/2052	2.450%	461,000	366,607
11/01/2052	4.049%	142,000	147,738
08/15/2062	2.650%	2,303,000	1,788,409
Comcast Corp.(a)
11/01/2051	2.887%	1,087,000	922,839
11/01/2056	2.937%	1,745,000	1,455,302
11/01/2063	2.987%	978,000	801,620
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	344,844
10/01/2050	2.950%	290,000	228,143
CSC Holdings LLC
06/01/2024	5.250%	970,000	972,049
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,872,555
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	1,010,464
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,103,239
07/01/2026	7.750%	3,145,000	3,121,590
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,229,480
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,855,864
07/15/2028	4.000%	435,000	413,720
07/01/2029	5.500%	1,235,000	1,253,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCI Communications, Inc.
02/15/2028	7.125%	415,000	493,395
Time Warner Cable LLC
05/01/2037	6.550%	205,000	236,034
06/15/2039	6.750%	477,000	553,559
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	987,067
04/15/2027	5.125%	690,000	697,639
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	901,150
Total			51,128,164
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	313,961
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	535,055
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,380,624
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	242,773
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,550,166
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	364,970
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	823,117
Dow Chemical Co. (The)
11/15/2050	3.600%	929,000	864,739
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,368,010
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	916,351
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	274,663
11/15/2040	3.268%	172,000	152,970
12/01/2050	3.468%	390,000	345,166
LYB International Finance III LLC
10/01/2025	1.250%	368,000	340,844
10/01/2040	3.375%	2,305,000	2,070,334
04/01/2051	3.625%	1,366,000	1,231,673
Nutrien Ltd.
04/01/2029	4.200%	155,000	161,991
03/15/2035	4.125%	239,000	242,873
04/01/2049	5.000%	220,000	254,705
Olin Corp.
08/01/2029	5.625%	455,000	461,184

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPG Industries, Inc.
03/15/2026	1.200%	213,000	197,274
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	1,196,159
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,342,891
Westlake Corp.
08/15/2026	3.600%	1,011,000	1,022,879
08/15/2051	3.125%	1,369,000	1,135,375
08/15/2061	3.375%	869,000	704,071
WR Grace Holdings LLC(a)
10/01/2024	5.625%	805,000	816,479
Total			20,311,297
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,034,099
John Deere Capital Corp.
03/07/2025	2.125%	1,380,000	1,357,478
03/08/2027	2.350%	2,299,000	2,236,200
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,184,342
01/15/2030	5.250%	765,000	788,739
02/15/2031	3.875%	1,055,000	997,575
Total			8,598,433
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	535,286
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	860,583
06/01/2028	4.625%	910,000	859,425
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,205,609
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	323,024
Ford Foundation (The)
06/01/2070	2.815%	440,000	364,693
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	1,005,806
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	2,019,402
Service Corp. International
06/01/2029	5.125%	980,000	998,163
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	1,106,500
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	1,027,747
Total			10,306,238
Consumer Products 0.4%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,188,135
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	825,774
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,139,555
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	1,050,146
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,540,000	1,400,637
GSK Consumer Healthcare Capital US LLC(a)
03/24/2027	3.375%	2,671,000	2,672,289
03/24/2029	3.375%	1,895,000	1,876,131
03/24/2032	3.625%	3,268,000	3,269,329
03/24/2052	4.000%	1,479,000	1,482,834
Mattel, Inc.(a)
04/01/2026	3.375%	770,000	755,092
04/01/2029	3.750%	645,000	620,251
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	395,597
Natura Cosmeticos SA(a)
05/03/2028	4.125%	300,000	288,640
Newell Brands, Inc.(j)
04/01/2036	5.625%	365,000	379,482
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	853,325
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,532,464
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,205,000	1,134,135
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,249,850
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	754,614
Total			22,868,280
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	854,263
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	679,734
04/15/2029	4.125%	545,000	524,730

18	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eaton Corp.
04/01/2024	7.625%	170,000	184,061
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,130,000	1,218,415
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,383,939
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,258,707
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	515,880
06/30/2030	2.000%	242,000	215,556
TriMas Corp.(a)
04/15/2029	4.125%	725,000	663,152
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	790,000	784,005
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,915,994
WW Grainger, Inc.
06/15/2045	4.600%	200,000	220,594
Xylem, Inc.
01/30/2031	2.250%	176,000	159,674
Total			10,578,704
Electric 2.1%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	387,112
08/15/2051	2.750%	600,000	494,918
AES Corp. (The)
01/15/2026	1.375%	1,994,000	1,839,014
Alabama Power Co.
02/15/2033	5.700%	467,000	549,486
05/15/2038	6.125%	70,000	86,479
07/15/2051	3.125%	360,000	314,868
Alexander Funding Trust(a)
11/15/2023	1.841%	1,000,000	969,369
Ameren Corp.
03/15/2027	1.950%	240,000	225,023
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	643,000	594,030
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	855,364
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,380,000	1,259,670
08/15/2046	3.500%	376,000	360,861
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	339,253
02/01/2025	3.500%	180,000	182,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
06/01/2026	5.250%	360,000	362,830
02/15/2028	4.500%	1,115,000	1,088,018
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	1,013,000	1,014,812
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	725,808
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	239,451
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	247,768
Consumers Energy Co.
08/15/2052	2.650%	1,016,000	844,831
05/01/2060	2.500%	784,000	599,861
08/31/2064	4.350%	547,000	580,727
DTE Electric Co.
06/15/2042	3.950%	364,000	363,583
03/01/2050	2.950%	1,611,000	1,445,040
03/01/2052	3.650%	737,000	744,422
DTE Energy Co.
06/01/2025	1.050%	969,000	907,309
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	233,683
04/15/2031	2.550%	935,000	883,414
03/15/2032	2.850%	1,196,000	1,155,066
12/15/2041	4.250%	313,000	327,823
03/15/2052	3.550%	1,426,000	1,411,292
Duke Energy Corp.
06/15/2031	2.550%	2,937,000	2,692,899
06/15/2051	3.500%	553,000	504,117
Duke Energy Florida LLC
12/15/2031	2.400%	1,375,000	1,269,917
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	187,063
04/01/2050	2.750%	1,905,000	1,603,512
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	315,033
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	349,266
10/15/2046	3.700%	323,000	321,171
09/15/2047	3.600%	300,000	295,546
08/15/2050	2.500%	1,389,000	1,128,619
04/01/2052	4.000%	380,000	403,647
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	690,909
10/01/2030	2.532%	1,095,000	977,349
Emera US Finance LP
06/15/2046	4.750%	600,000	627,504

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	332,774
07/12/2028	1.875%	1,636,000	1,471,749
07/12/2031	2.250%	1,764,000	1,562,373
Entergy Arkansas LLC
06/15/2051	2.650%	2,163,000	1,776,029
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	311,001
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	460,476
03/15/2051	2.900%	620,000	535,345
Eversource Energy
08/15/2026	1.400%	775,000	714,433
03/01/2027	2.900%	1,842,000	1,806,588
03/01/2032	3.375%	919,000	899,234
Exelon Corp.(a)
03/15/2027	2.750%	920,000	896,144
03/15/2052	4.100%	644,000	655,634
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,693,864
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	312,398
Florida Power & Light Co.
02/03/2032	2.450%	5,516,000	5,192,322
09/01/2035	5.400%	600,000	709,939
Fortis, Inc.
10/04/2026	3.055%	620,000	612,812
ITC Holdings Corp.
11/15/2022	2.700%	1,871,000	1,876,894
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	503,718
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	265,415
03/01/2032	2.750%	1,512,000	1,408,258
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	182,301
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	874,153
06/15/2047	4.200%	400,000	414,744
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,607,000	1,672,021
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	717,950
08/01/2052	2.700%	1,195,000	1,027,628
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	258,051
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Power Co.
03/30/2028	3.950%	1,649,000	1,678,102
03/15/2042	4.250%	633,000	630,640
07/30/2051	3.100%	1,654,000	1,409,756
Nevada Power Co.
04/01/2036	6.650%	225,000	289,130
09/15/2040	5.375%	546,000	623,615
New England Power Co.(a)
12/05/2047	3.800%	168,000	160,503
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	764,724
Northern States Power Co.
04/01/2052	3.200%	931,000	879,603
NRG Energy, Inc.(a)
12/02/2025	2.000%	860,000	809,938
12/02/2027	2.450%	960,000	882,918
06/15/2029	4.450%	585,000	587,279
06/15/2029	5.250%	605,000	591,041
NRG Energy, Inc.
01/15/2027	6.625%	107,000	110,423
01/15/2028	5.750%	1,415,000	1,438,417
NSTAR Electric Co.
06/01/2051	3.100%	850,000	767,800
Ohio Power Co.
10/01/2051	2.900%	1,195,000	997,615
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	29,413
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	176,794
Oncor Electric Delivery Co. LLC(a)
11/15/2051	2.700%	886,000	756,402
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,252,213
03/10/2023	1.367%	1,075,000	1,055,904
11/15/2023	1.700%	400,000	390,066
02/16/2024	3.250%	860,000	857,189
07/01/2025	3.450%	690,000	676,229
03/01/2026	2.950%	435,000	414,725
08/01/2027	2.100%	735,000	660,808
07/01/2040	4.500%	472,000	431,365
06/01/2041	4.200%	798,000	698,507
04/15/2042	4.450%	2,609,000	2,332,097
08/15/2042	3.750%	183,000	150,311
02/15/2044	4.750%	463,000	420,113
12/01/2047	3.950%	2,097,000	1,737,525
07/01/2050	4.950%	1,861,000	1,761,565
PacifiCorp
10/15/2037	6.250%	200,000	249,498
02/15/2050	4.150%	1,577,000	1,649,998
06/15/2052	2.900%	737,000	646,943

20	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PECO Energy Co.
06/15/2050	2.800%	490,000	423,343
09/15/2051	2.850%	1,663,000	1,445,709
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,485,000	1,439,014
PG&E Corp.
07/01/2028	5.000%	816,000	788,506
07/01/2030	5.250%	610,000	590,962
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	228,847
03/15/2043	4.150%	250,000	259,654
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	425,308
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	306,622
Public Service Co. of Oklahoma
08/15/2031	2.200%	1,398,000	1,249,420
08/15/2051	3.150%	931,000	814,825
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,847,000	1,647,583
05/01/2050	2.700%	751,000	633,979
08/01/2050	2.050%	383,000	283,763
Public Service Enterprise Group, Inc.
08/15/2030	1.600%	1,063,000	912,319
11/15/2031	2.450%	1,183,000	1,073,711
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	683,340
San Diego Gas & Electric Co.
06/01/2026	6.000%	690,000	757,495
08/15/2051	2.950%	535,000	470,148
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	1,016,537
03/01/2028	3.650%	200,000	200,704
01/15/2036	5.550%	130,000	143,358
02/01/2038	5.950%	210,000	244,624
03/01/2048	4.125%	1,035,000	1,012,574
Southern Power Co.
09/15/2041	5.150%	398,000	423,222
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	403,753
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	359,223
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	251,280
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	652,000	655,419
Union Electric Co.
06/15/2027	2.950%	286,000	282,840
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Electric Co.(h)
04/01/2052	3.900%	230,000	238,123
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	127,453
12/15/2050	2.450%	534,000	429,447
11/15/2051	2.950%	1,380,000	1,215,857
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,859,048
07/31/2027	5.000%	1,185,000	1,165,334
WEC Energy Group, Inc.
03/15/2024	0.800%	2,339,000	2,243,738
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	191,593
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	96,738
Total			119,108,821
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	970,000	951,354
08/01/2028	4.000%	640,000	588,588
Republic Services, Inc.
02/15/2031	1.450%	378,000	320,386
Stericycle, Inc.(a)
07/15/2024	5.375%	475,000	484,142
01/15/2029	3.875%	795,000	745,065
Total			3,089,535
Finance Companies 1.2%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	937,825
07/03/2023	4.125%	500,000	502,383
09/15/2023	4.500%	2,905,000	2,929,475
10/29/2023	1.150%	5,664,000	5,422,772
02/15/2024	3.150%	2,875,000	2,829,288
08/14/2024	2.875%	632,000	614,998
01/15/2025	3.500%	218,000	214,030
07/15/2025	6.500%	1,285,000	1,362,779
04/03/2026	4.450%	400,000	403,629
10/29/2026	2.450%	190,000	175,642
10/29/2028	3.000%	235,000	216,632
01/30/2032	3.300%	1,230,000	1,111,793
Air Lease Corp.
07/03/2023	3.875%	341,000	344,278
09/15/2023	3.000%	177,000	176,395
03/01/2025	3.250%	220,000	216,869
07/01/2025	3.375%	515,000	508,171
01/15/2026	2.875%	749,000	723,017
10/01/2029	3.250%	225,000	212,365
Ares Capital Corp.
11/15/2031	3.200%	2,287,000	1,942,583

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	351,572
12/15/2024	5.500%	1,222,000	1,259,522
08/01/2025	4.125%	835,000	828,450
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,828,865
01/15/2026	5.500%	2,935,000	3,026,637
02/21/2026	2.125%	730,000	664,377
04/15/2026	4.250%	830,000	822,959
05/01/2026	4.375%	790,000	782,942
11/18/2027	2.528%	7,382,000	6,567,301
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	1,521,000	1,372,695
Blackstone Private Credit Fund(a)
11/22/2024	2.350%	1,904,000	1,804,690
12/15/2026	2.625%	4,744,000	4,257,433
03/15/2027	3.250%	2,381,000	2,186,048
01/15/2029	4.000%	3,152,000	2,917,907
Blackstone Secured Lending Fund
07/14/2023	3.650%	960,000	965,446
FS KKR Capital Corp.
07/15/2027	3.250%	200,000	184,682
Morgan Stanley Direct Lending Fund(a)
02/11/2027	4.500%	1,658,000	1,572,779
Navient Corp.
03/25/2024	6.125%	780,000	799,790
Owl Rock Capital Corp.
07/15/2026	3.400%	2,641,000	2,487,900
OWL Rock Core Income Corp.(a)
02/08/2027	4.700%	2,099,000	2,019,661
Owl Rock Technology Finance Corp.(a)
04/13/2027	3.125%	2,948,000	2,607,927
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	175,000	176,185
02/15/2024	5.500%	188,000	192,446
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,557,835
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	694,440
Springleaf Finance Corp.
03/15/2025	6.875%	575,000	604,542
03/15/2026	7.125%	1,330,000	1,421,805
Total			64,801,760
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	4,485,000	4,874,548
02/01/2046	4.900%	4,075,000	4,527,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	31,833
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,750,000	2,887,991
06/01/2040	4.350%	505,000	526,422
07/15/2042	3.750%	846,000	806,116
10/06/2048	4.439%	455,000	476,296
04/15/2058	4.750%	100,000	108,288
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	662,401
Archer-Daniels-Midland Co.
03/01/2032	2.900%	1,842,000	1,802,534
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	1,611,000	1,525,680
09/25/2027	3.750%	1,266,000	1,273,684
05/14/2031	2.750%	459,000	421,469
Campbell Soup Co.
04/24/2030	2.375%	205,000	187,079
04/24/2050	3.125%	249,000	207,894
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	141,496
07/23/2023	1.375%	1,193,000	1,177,582
11/01/2036	7.250%	300,000	384,963
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	417,901
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	717,269
09/01/2032	1.850%	1,000,000	867,111
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	1,029,800
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	966,597
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,184,316
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	257,601
06/15/2027	3.430%	135,000	135,462
05/25/2038	4.985%	323,000	355,939
Kraft Heinz Foods Co.
04/01/2030	3.750%	1,115,000	1,116,800
10/01/2039	4.625%	946,000	958,173
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,095,000
MARB BondCo PLC(a)
01/29/2031	3.950%	500,000	442,698
Molson Coors Brewing Co.
07/15/2046	4.200%	3,213,000	3,104,908
Mondelez International, Inc.
05/04/2025	1.500%	410,000	393,206

22	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,214,180
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	547,477
04/15/2030	4.625%	915,000	825,138
Tyson Foods, Inc.
08/15/2044	5.150%	281,000	317,872
Total			37,971,375
Gaming 0.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	320,000	336,543
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	253,717
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,610,000	1,647,387
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	935,000	983,052
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	1,023,240
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,250,000	1,287,632
02/01/2027	5.750%	645,000	684,152
MGM Resorts International
04/15/2027	5.500%	1,130,000	1,145,775
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,015,000	1,040,375
Station Casinos LLC(a)
02/15/2028	4.500%	635,000	603,127
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,166,265
12/01/2029	4.625%	1,125,000	1,118,054
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	715,000	715,286
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	710,000	738,352
10/01/2029	5.125%	805,000	757,737
Total			13,500,694
Health Care 1.4%
Abbott Laboratories
01/30/2028	1.150%	266,000	242,512
11/30/2036	4.750%	297,000	345,944
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,420,826
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	834,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	217,686
Ascension Health
11/15/2029	2.532%	341,000	328,512
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,382,709
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	44,745
Boston Scientific Corp.
03/01/2039	4.550%	84,000	89,665
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	920,634
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	569,405
Children’s Hospital/DC
07/15/2050	2.928%	760,000	625,058
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	1,115,736
01/15/2029	6.000%	1,250,000	1,264,392
Cigna Corp.
02/25/2026	4.500%	197,000	206,069
07/15/2046	4.800%	218,000	240,962
CommonSpirit Health
10/01/2025	1.547%	675,000	633,309
10/01/2030	2.782%	670,000	618,804
10/01/2050	3.910%	660,000	631,084
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	562,110
CVS Health Corp.
08/15/2026	3.000%	997,000	991,109
03/25/2028	4.300%	2,107,000	2,208,770
CVS Pass-Through Trust(a)
10/10/2025	6.204%	97,020	101,156
01/10/2032	7.507%	94,331	109,021
01/10/2034	5.926%	660,850	726,388
01/10/2036	4.704%	1,631,749	1,702,006
08/11/2036	4.163%	142,917	148,828
Danaher Corp.
10/01/2050	2.600%	1,101,000	909,166
12/10/2051	2.800%	737,000	626,429
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,934,643
DH Europe Finance II Sarl
11/15/2022	2.050%	1,474,000	1,476,154
11/15/2024	2.200%	2,537,000	2,488,058
Encompass Health Corp.
02/01/2028	4.500%	880,000	862,517
02/01/2030	4.750%	865,000	832,330
04/01/2031	4.625%	210,000	196,996

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	849,981
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,273,725
HCA, Inc.
02/01/2025	5.375%	5,186,000	5,405,549
02/15/2026	5.875%	3,775,000	4,015,496
06/15/2026	5.250%	1,700,000	1,795,395
09/01/2028	5.625%	3,810,000	4,118,670
02/01/2029	5.875%	3,381,000	3,707,195
06/15/2029	4.125%	1,000,000	1,018,393
09/01/2030	3.500%	2,307,000	2,227,058
06/15/2039	5.125%	660,000	712,985
06/15/2047	5.500%	300,000	338,683
07/15/2051	3.500%	680,000	589,214
HCA, Inc.(a)
03/15/2032	3.625%	475,000	465,488
03/15/2052	4.625%	465,000	471,055
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,381,620
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,646,938
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,160,443
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,515,000	1,401,304
MultiCare Health System
08/15/2050	2.803%	570,000	470,455
NYU Langone Hospitals
07/01/2055	3.380%	550,000	485,639
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	878,452
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	303,974
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	167,496
STERIS Irish FinCo Unlimited, Co.
03/15/2051	3.750%	3,019,000	2,825,066
Stryker Corp.
06/15/2050	2.900%	461,000	400,259
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	710,000	715,185
02/01/2027	6.250%	1,400,000	1,437,889
11/01/2027	5.125%	2,860,000	2,874,759
06/01/2029	4.250%	615,000	591,485
Thermo Fisher Scientific, Inc.
10/15/2028	1.750%	1,758,000	1,610,453
10/15/2031	2.000%	1,564,000	1,405,289
10/15/2041	2.800%	1,472,000	1,315,330
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
10/15/2030	2.650%	582,000	529,209
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	743,110
Total			76,941,780
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	201,000	257,870
Anthem, Inc.
12/01/2024	3.350%	350,000	352,938
03/01/2028	4.101%	193,000	200,342
12/01/2047	4.375%	94,000	101,109
Centene Corp.
12/15/2027	4.250%	1,045,000	1,049,023
07/15/2028	2.450%	5,036,000	4,600,902
12/15/2029	4.625%	2,305,000	2,328,784
02/15/2030	3.375%	2,085,000	1,963,899
10/15/2030	3.000%	1,003,000	924,087
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	221,039
07/15/2035	4.625%	658,000	736,730
08/15/2039	3.500%	725,000	720,543
05/15/2040	2.750%	709,000	636,098
05/15/2041	3.050%	482,000	449,366
05/15/2050	2.900%	1,644,000	1,462,085
05/15/2051	3.250%	1,554,000	1,468,198
Total			17,473,013
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	239,766
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	841,307
Sabra Health Care LP
12/01/2031	3.200%	440,000	393,154
Total			1,474,227
Home Construction 0.1%
MDC Holdings, Inc.
01/15/2030	3.850%	1,900,000	1,847,449
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	945,281
Total			2,792,730
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2031	4.000%	309,000	307,644
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,409,540

24	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,225,101
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	840,211
Comstock Resources, Inc.(a)
03/01/2029	6.750%	805,000	828,691
ConocoPhillips Co.(a)
03/15/2062	4.025%	488,000	495,206
Diamondback Energy, Inc.
12/01/2026	3.250%	235,000	234,741
03/24/2031	3.125%	1,385,000	1,323,080
03/24/2051	4.400%	2,046,000	2,074,384
EQT Corp.
10/01/2027	3.900%	1,382,000	1,379,197
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	818,207
Lundin Energy Finance BV(a)
07/15/2026	2.000%	3,672,000	3,428,477
07/15/2031	3.100%	4,264,000	3,953,549
Marathon Oil Corp.
10/01/2037	6.600%	150,000	182,785
06/01/2045	5.200%	595,000	644,320
MEG Energy Corp.(a)
01/15/2025	6.500%	278,000	282,517
02/01/2027	7.125%	790,000	827,593
Occidental Petroleum Corp.
09/01/2025	5.875%	2,100,000	2,231,621
07/15/2027	8.500%	735,000	869,970
09/01/2030	6.625%	1,065,000	1,222,148
09/15/2031	7.875%	710,000	885,848
Pioneer Natural Resources Co.
08/15/2030	1.900%	2,916,000	2,584,587
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,458,690
Southwestern Energy Co.
10/01/2027	7.750%	1,075,000	1,138,142
02/01/2029	5.375%	1,000,000	1,014,790
Total			31,661,039
Integrated Energy 0.5%
BP Capital Markets America, Inc.
02/11/2026	3.410%	520,000	526,170
08/10/2030	1.749%	689,000	610,227
01/12/2032	2.721%	4,174,000	3,933,518
11/10/2050	2.772%	705,000	584,574
06/04/2051	2.939%	1,920,000	1,638,032
03/17/2052	3.001%	2,590,000	2,226,333
BP Capital Markets PLC
09/19/2027	3.279%	675,000	681,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BP Capital Markets PLC(j)
12/31/2049	4.375%	3,790,000	3,809,483
12/31/2059	4.875%	3,065,000	3,071,635
Chevron Corp.
05/11/2027	1.995%	261,000	250,716
Chevron USA, Inc.
10/15/2029	3.250%	165,000	167,662
ENI SpA(a)
09/12/2023	4.000%	310,000	314,663
Exxon Mobil Corp.
03/19/2025	2.992%	528,000	530,865
08/16/2039	2.995%	815,000	754,070
08/16/2049	3.095%	1,015,000	928,640
04/15/2051	3.452%	1,839,000	1,778,607
Petro-Canada
05/15/2035	5.950%	250,000	292,270
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,785,818
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,279,456
05/29/2050	3.127%	1,400,000	1,278,380
Total			26,442,621
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,103,838
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,464,838
08/01/2028	4.000%	820,000	764,337
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,230,000	1,217,754
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	700,490
07/15/2028	5.250%	415,000	387,707
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	856,800
10/15/2027	4.750%	915,000	892,333
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	975,000	1,016,280
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,040,000	1,042,689
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	600,000	628,089
Total			10,075,155
Life Insurance 0.9%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	512,019
04/09/2029	3.600%	320,000	322,519

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2040	3.200%	540,000	478,578
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	737,801
Athene Global Funding(a)
01/08/2024	0.950%	350,000	337,194
03/08/2024	2.514%	3,751,000	3,694,162
01/14/2025	2.500%	98,000	95,155
01/08/2026	1.450%	358,000	332,134
10/02/2026	1.730%	4,145,000	3,772,611
11/12/2026	2.950%	1,408,000	1,366,015
03/08/2027	3.205%	4,598,000	4,434,502
03/24/2028	2.500%	3,241,000	2,986,175
08/19/2028	1.985%	2,315,000	2,034,297
10/04/2031	2.646%	3,057,000	2,715,317
Brighthouse Financial, Inc.(a)
12/15/2023	1.200%	1,847,000	1,793,870
Brighthouse Financial, Inc.
12/22/2051	3.850%	917,000	764,881
CNO Global Funding(a)
10/07/2026	1.750%	2,571,000	2,372,174
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,056,975
F&G Global Funding(a)
06/30/2026	1.750%	130,000	120,688
09/20/2028	2.000%	3,690,000	3,301,948
GA Global Funding Trust(a)
09/13/2024	0.800%	3,272,000	3,076,867
01/06/2027	2.250%	1,279,000	1,194,442
09/15/2028	1.950%	4,441,000	3,962,139
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	231,096
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	283,615
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	269,449
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	923,000	920,495
MetLife, Inc.
09/15/2023	4.368%	205,000	211,071
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	276,896
09/19/2027	3.000%	170,000	166,576
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	397,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	263,719
Prudential Financial, Inc.(j)
03/01/2052	5.125%	931,000	937,384
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,350,320
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	177,000	179,402
SBL Holdings, Inc.(a)
02/18/2031	5.000%	3,208,000	3,063,134
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	499,848
05/15/2047	4.270%	300,000	317,047
Total			51,829,562
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	460,489
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,184,134
Marriott International, Inc.
05/01/2025	5.750%	567,000	602,092
06/15/2030	4.625%	3,293,000	3,437,198
04/15/2031	2.850%	1,221,000	1,116,059
10/15/2032	3.500%	1,394,000	1,327,442
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	727,584
Total			8,854,998
Media and Entertainment 0.7%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	3,069,341
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,489,571
Discovery Communications LLC
09/20/2047	5.200%	365,000	379,395
09/15/2055	4.000%	230,000	198,750
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	998,437
Grupo Televisa SAB
01/31/2046	6.125%	356,000	432,416
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,415,114
Lamar Media Corp.
02/15/2030	4.000%	970,000	922,710

26	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magallanes, Inc.(a)
03/15/2025	3.638%	1,836,000	1,844,541
03/15/2027	3.755%	2,797,000	2,792,941
03/15/2029	4.054%	918,000	922,479
03/15/2032	4.279%	2,856,000	2,872,085
03/15/2042	5.050%	2,020,000	2,060,789
03/15/2052	5.141%	2,633,000	2,695,498
03/15/2062	5.391%	2,295,000	2,371,238
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	991,107
Netflix, Inc.(a)
06/15/2025	3.625%	104,000	104,377
11/15/2029	5.375%	1,290,000	1,398,404
Netflix, Inc.
04/15/2028	4.875%	3,435,000	3,586,430
11/15/2028	5.875%	1,772,000	1,953,011
News Corp.(a)
05/15/2029	3.875%	1,010,000	960,210
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,599,861
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	944,785
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	825,000	767,113
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,182,138
TEGNA, Inc.
09/15/2029	5.000%	795,000	799,355
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	859,220
Walt Disney Co. (The)
07/15/2024	9.500%	139,000	158,621
09/01/2049	2.750%	460,000	392,436
WMG Acquisition Corp.(a)
07/15/2030	3.875%	1,080,000	1,030,356
Total			41,192,729
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	2,048,859
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	839,297
Anglo American Capital PLC(a)
03/16/2029	3.875%	1,040,000	1,040,187
03/16/2052	4.750%	1,349,000	1,405,968
Arconic Corp.(a)
02/15/2028	6.125%	1,375,000	1,381,153
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	525,652
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(a)
10/17/2025	9.875%	370,000	412,154
03/15/2026	6.750%	102,000	107,436
03/01/2029	4.625%	1,250,000	1,234,186
Constellium SE(a)
06/15/2028	5.625%	675,000	678,501
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,330,430
Freeport-McMoRan, Inc.
09/01/2027	5.000%	1,285,000	1,321,995
08/01/2028	4.375%	200,000	201,146
08/01/2030	4.625%	1,040,000	1,063,245
11/14/2034	5.400%	1,388,000	1,543,461
03/15/2043	5.450%	865,000	970,580
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	555,575
09/01/2025	1.625%	2,020,000	1,888,696
09/01/2030	2.500%	2,040,000	1,824,461
09/23/2031	2.625%	1,420,000	1,269,894
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	1,055,000	991,775
Nucor Corp.
12/15/2055	2.979%	341,000	280,862
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	192,502
Teck Resources Ltd.
10/01/2035	6.125%	945,000	1,113,471
07/15/2041	6.250%	1,063,000	1,273,031
03/01/2042	5.200%	1,091,000	1,158,881
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	617,053
Total			27,270,451
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,112,996
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,239,533
06/15/2029	5.375%	450,000	449,418
Buckeye Partners LP
12/01/2027	4.125%	560,000	535,373
11/15/2043	5.850%	770,000	653,790
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	854,927
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	2,100,000	2,239,183
11/15/2029	3.700%	580,000	578,162
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,763,564

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	27

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	850,000	774,146
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	633,298
Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/2029	8.000%	359,000	383,473
DCP Midstream Operating LP
07/15/2025	5.375%	595,000	614,192
05/15/2029	5.125%	455,000	469,039
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,616,722
Enable Midstream Partners LP
03/15/2027	4.400%	1,554,000	1,584,642
05/15/2028	4.950%	3,376,000	3,508,181
Energy Transfer Operating LP
04/15/2047	5.300%	2,438,000	2,500,347
05/15/2050	5.000%	1,485,000	1,505,702
Energy Transfer Partners LP
01/15/2026	4.750%	153,000	158,876
06/01/2041	6.050%	877,000	974,779
03/15/2045	5.150%	935,000	946,110
12/15/2045	6.125%	827,000	912,683
EnLink Midstream Partners LP
06/01/2025	4.150%	970,000	966,840
Enterprise Products Operating LLC
04/15/2038	7.550%	303,000	404,707
02/15/2043	4.450%	305,000	307,250
02/15/2053	3.300%	390,000	333,503
EQM Midstream Partners LP
08/01/2024	4.000%	695,000	685,150
07/15/2028	5.500%	700,000	703,415
EQM Midstream Partners LP(a)
01/15/2031	4.750%	895,000	839,179
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	901,575
12/30/2039	4.317%	260,000	240,117
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	2,842,978	2,730,179
03/31/2034	2.160%	2,168,000	1,998,759
03/31/2036	2.625%	1,270,000	1,140,298
09/30/2040	2.940%	1,999,000	1,809,417
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	710,000	706,420
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	640,400
10/15/2025	2.600%	790,000	758,104
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,261,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	730,867
Kinder Morgan, Inc.
08/01/2050	3.250%	2,031,000	1,685,157
02/15/2051	3.600%	1,108,000	981,404
MPLX LP
03/14/2052	4.950%	1,469,000	1,530,022
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	614,113
NuStar Logistics LP
06/01/2026	6.000%	900,000	910,730
04/28/2027	5.625%	475,000	465,269
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	171,307
12/15/2029	3.150%	263,000	253,937
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	388,433
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	7,815,000	8,455,636
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	457,579
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	743,582
02/15/2042	6.100%	482,000	520,506
Sunoco LP/Finance Corp.
04/15/2027	6.000%	1,240,000	1,265,856
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	611,395
01/15/2028	5.500%	430,000	415,819
09/01/2031	6.000%	615,000	592,653
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	2,570,000	2,670,331
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	504,000	472,530
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	225,000	225,562
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	207,876
Western Midstream Operating LP(j)
02/01/2030	4.550%	1,055,000	1,054,443
Total			67,860,584
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	198,943
Atmos Energy Corp.
02/15/2052	2.850%	510,000	435,490

28	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	349,923
NiSource Finance Corp.
02/01/2042	5.800%	381,000	432,624
NiSource, Inc.
09/01/2029	2.950%	755,000	719,054
02/15/2031	1.700%	900,000	763,637
ONE Gas, Inc.
05/15/2030	2.000%	372,000	332,664
Sempra Energy
04/01/2029	3.700%	1,376,000	1,384,090
Southern California Gas Co.
02/01/2030	2.550%	374,000	351,268
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	200,228
06/15/2026	3.250%	169,000	168,003
01/15/2031	1.750%	1,455,000	1,248,644
10/01/2046	3.950%	247,000	234,554
09/30/2051	3.150%	750,000	640,249
Total			7,459,371
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	124,161
12/15/2030	4.900%	1,000,000	1,105,693
02/01/2033	1.875%	225,000	190,140
02/01/2050	4.000%	661,000	655,357
Boston Properties LP
12/01/2028	4.500%	350,000	369,588
Corporate Office Properties LP
04/15/2031	2.750%	550,000	495,281
Government Properties Income Trust
07/15/2022	4.000%	471,000	471,901
Office Properties Income Trust
10/15/2031	3.450%	485,000	417,950
Total			3,830,071
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	339,461
Guara Norte Sarl(a)
06/15/2034	5.198%	959,540	879,100
Halliburton Co.
11/15/2035	4.850%	169,000	181,809
08/01/2043	4.750%	260,000	271,971
MV24 Capital BV(a)
06/01/2034	6.748%	541,842	527,562
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	983,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	838,731
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	187,375
05/17/2028	3.900%	351,000	354,733
Total			4,564,077
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	1,095,183
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,380,331
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	335,136
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,232,707
ORIX Corp.
07/18/2022	2.900%	252,000	252,974
01/16/2024	4.050%	300,000	305,814
Total			4,602,145
Other Industry 0.1%
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	736,110
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	768,179
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	1,024,524
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	705,582
Pepperdine University
12/01/2059	3.301%	560,000	506,976
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	575,058
Quanta Services, Inc.
10/01/2024	0.950%	1,843,000	1,748,551
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	720,159
University of Miami(h)
04/01/2052	4.063%	320,000	320,000
University of Southern California
10/01/2120	3.226%	690,000	574,770
Total			7,679,909
Other REIT 0.3%
American Campus Communities Operating Partnership LP
01/15/2029	2.250%	1,389,000	1,267,522

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	29

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent LP(h)
04/15/2032	3.625%	2,108,000	2,055,658
04/15/2052	4.300%	825,000	802,205
Arbor Realty Trust, Inc.(a)
04/30/2026	4.500%	6,000,000	5,807,631
Digital Realty Trust LP
08/15/2027	3.700%	231,000	232,749
Duke Realty LP
06/30/2026	3.250%	203,000	202,005
Extra Space Storage LP
04/01/2029	3.900%	918,000	921,271
03/15/2032	2.350%	832,000	732,771
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	922,582
Life Storage LP
06/15/2029	4.000%	280,000	283,328
Prologis LP
04/15/2030	2.250%	280,000	260,021
04/15/2050	3.000%	546,000	486,233
Public Storage
11/09/2026	1.500%	507,000	475,836
Rexford Industrial Realty LP
09/01/2031	2.150%	1,025,000	886,554
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,375,426
Sun Communities Operating LP
11/01/2028	2.300%	926,000	840,974
Trust F/1401(a)
01/15/2050	6.390%	1,158,000	1,167,092
WP Carey, Inc.
10/01/2026	4.250%	345,000	356,340
04/01/2033	2.250%	436,000	373,874
Total			19,450,072
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	389,442
12/01/2046	4.000%	431,000	434,018
05/01/2050	3.450%	408,000	384,124
Entergy Texas Restoration Funding II LLC(h)
12/15/2035	3.697%	585,000	583,794
Total			1,791,378
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,411,585
BWAY Holding Co.(a)
04/15/2024	5.500%	1,890,000	1,883,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	824,037
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	899,514
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,174,545
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,091,949
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	763,329
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	779,208
Total			8,827,691
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	424,669
Klabin Austria GmbH(a)
04/03/2029	5.750%	300,000	315,184
Packaging Corp. of America
12/15/2049	4.050%	268,000	270,102
WRKCo, Inc.
03/15/2025	3.750%	350,000	354,829
06/01/2028	3.900%	170,000	170,667
Total			1,535,451
Pharmaceuticals 1.3%
AbbVie, Inc.
11/21/2022	2.300%	2,887,000	2,897,701
11/21/2029	3.200%	2,754,000	2,721,263
03/15/2035	4.550%	341,000	367,495
05/14/2036	4.300%	671,000	704,105
11/21/2039	4.050%	4,904,000	5,058,814
11/06/2042	4.400%	280,000	296,802
05/14/2046	4.450%	885,000	942,366
11/21/2049	4.250%	3,043,000	3,175,157
Amgen, Inc.
02/21/2027	2.200%	227,000	218,195
01/15/2052	3.000%	1,025,000	869,790
AstraZeneca Finance LLC
05/28/2028	1.750%	3,265,000	3,015,558
AstraZeneca PLC
09/15/2037	6.450%	290,000	386,663
09/18/2042	4.000%	341,000	360,568
08/06/2050	2.125%	463,000	359,910
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	874,000	880,829
04/01/2026	9.250%	2,070,000	2,120,435
08/15/2027	5.750%	990,000	976,610
01/30/2028	5.000%	3,020,000	2,486,735

30	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2028	4.875%	2,530,000	2,422,941
02/15/2029	5.000%	3,020,000	2,353,318
Biogen, Inc.
05/01/2030	2.250%	474,000	424,736
Bristol Myers Squibb Co.
11/13/2027	1.125%	281,000	256,079
02/20/2028	3.900%	900,000	939,809
07/26/2029	3.400%	165,000	167,876
03/15/2032	2.950%	1,140,000	1,117,268
06/15/2039	4.125%	476,000	509,980
02/20/2048	4.550%	311,000	353,612
03/15/2052	3.700%	1,630,000	1,639,990
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	865,554
Gilead Sciences, Inc.
09/01/2036	4.000%	827,000	846,664
10/01/2040	2.600%	3,082,000	2,589,936
03/01/2047	4.150%	1,000,000	1,027,359
10/01/2050	2.800%	1,482,000	1,218,211
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	782,123
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,211,020
Merck & Co., Inc.
12/10/2051	2.750%	4,160,000	3,625,726
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	619,320
04/30/2031	5.125%	1,030,000	992,474
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	785,000	732,785
Pfizer, Inc.
05/28/2040	2.550%	3,217,000	2,881,278
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	457,364
Roche Holdings, Inc.(a)
03/10/2027	2.314%	582,000	564,420
12/13/2031	2.076%	4,444,000	4,091,759
12/13/2051	2.607%	2,065,000	1,785,146
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	852,000	855,245
09/23/2026	3.200%	505,000	505,776
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,587,000	1,625,911
11/26/2028	5.000%	341,000	370,317
03/31/2030	2.050%	2,542,000	2,289,977
07/09/2040	3.025%	1,915,000	1,711,906
07/09/2050	3.175%	1,009,000	885,579
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zoetis, Inc.
05/15/2030	2.000%	303,000	272,191
Total			70,832,646
Property & Casualty 0.2%
Alleghany Corp.
08/15/2051	3.250%	1,398,000	1,218,883
American Financial Group, Inc.
08/15/2026	3.500%	189,000	190,710
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	1,219,367
03/15/2052	3.850%	1,379,000	1,409,761
Brown & Brown, Inc.
03/17/2032	4.200%	1,835,000	1,864,723
03/17/2052	4.950%	459,000	490,059
Chubb INA Holdings, Inc.
05/15/2024	3.350%	256,000	259,764
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	419,069
CNA Financial Corp.
08/15/2027	3.450%	170,000	170,231
Enstar Group Ltd.
09/01/2031	3.100%	2,329,000	2,085,461
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	395,000	359,127
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	205,000	207,196
Radian Group, Inc.
10/01/2024	4.500%	470,000	471,293
Stewart Information Services Corp.
11/15/2031	3.600%	1,247,000	1,139,969
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	241,106
Total			11,746,719
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	665,039
05/01/2040	5.750%	790,000	987,152
02/15/2050	3.550%	147,000	145,771
02/15/2051	3.050%	785,000	713,583
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,285,000	2,194,984
12/02/2026	1.750%	446,000	421,000
12/02/2041	3.000%	732,000	660,740
12/02/2051	3.100%	690,000	613,585
Kansas City Southern
05/01/2048	4.700%	494,000	546,902

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	31

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
02/05/2030	2.400%	1,814,000	1,719,081
02/14/2032	2.800%	2,308,000	2,218,868
02/14/2042	3.375%	1,108,000	1,070,567
02/14/2053	3.500%	1,569,000	1,532,336
09/15/2067	4.100%	200,000	208,242
Total			13,697,850
Refining 0.0%
HollyFrontier Corp.
10/01/2023	2.625%	1,460,000	1,446,634
04/01/2026	5.875%	618,000	647,058
Phillips 66
11/15/2044	4.875%	40,000	44,296
Valero Energy Corp.
09/15/2027	2.150%	341,000	319,166
04/15/2032	7.500%	181,000	228,081
Total			2,685,235
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,313,686
10/15/2030	4.000%	190,000	171,299
McDonald’s Corp.
09/01/2049	3.625%	642,000	614,227
Starbucks Corp.
05/07/2022	1.300%	1,176,000	1,176,095
Yum! Brands, Inc.(a)
04/01/2025	7.750%	605,000	628,444
Yum! Brands, Inc.
01/31/2032	4.625%	635,000	613,007
Total			4,516,758
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	2,017,000	1,833,187
06/15/2033	2.600%	458,000	403,687
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	344,530
04/01/2028	2.250%	950,000	868,741
08/16/2031	2.500%	1,120,000	991,151
DDR Corp.
02/01/2025	3.625%	482,000	482,420
06/01/2027	4.700%	200,000	207,120
Federal Realty Investment Trust
01/15/2024	3.950%	1,280,000	1,296,575
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	744,955
12/15/2026	3.600%	618,000	622,641
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Realty Income Corp.
07/15/2024	3.875%	219,000	222,535
04/15/2025	3.875%	255,000	259,575
01/15/2028	3.400%	983,000	981,144
06/15/2028	2.200%	992,000	921,066
01/15/2031	3.250%	300,000	295,028
12/15/2032	2.850%	1,342,000	1,267,842
Regency Centers LP
09/15/2029	2.950%	2,668,000	2,544,989
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	1,040,000	1,044,016
Scentre Group Trust 2(a),(j)
09/24/2080	4.750%	339,000	333,569
Spirit Realty LP
01/15/2030	3.400%	653,000	629,583
STORE Capital Corp.
03/15/2028	4.500%	3,496,000	3,600,282
03/15/2029	4.625%	1,181,000	1,226,670
11/18/2030	2.750%	1,639,000	1,487,631
12/01/2031	2.700%	643,000	569,811
Total			23,178,748
Retailers 1.0%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	533,082
02/10/2041	2.500%	619,000	499,601
Advance Auto Parts, Inc.
04/15/2030	3.900%	1,375,000	1,373,762
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	403,239
Amazon.com, Inc.
05/12/2026	1.000%	6,312,000	5,920,818
05/12/2028	1.650%	2,844,000	2,642,245
05/12/2031	2.100%	3,523,000	3,275,842
08/22/2037	3.875%	550,000	579,648
06/03/2050	2.500%	1,833,000	1,535,286
05/12/2051	3.100%	1,129,000	1,060,494
06/03/2060	2.700%	909,000	753,992
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	843,122
AutoNation, Inc.
06/01/2030	4.750%	4,111,000	4,289,842
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,943,000	2,510,917
Gap Inc. (The)(a)
10/01/2029	3.625%	755,000	668,777
Gap, Inc. (The)(a)
10/01/2031	3.875%	460,000	401,520
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,164,025

32	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot, Inc. (The)
04/15/2027	2.875%	1,833,000	1,825,577
04/15/2032	3.250%	2,291,000	2,291,233
04/15/2040	3.300%	383,000	369,404
12/15/2049	3.125%	1,795,000	1,647,833
03/15/2051	2.375%	1,479,000	1,188,286
04/15/2052	3.625%	1,649,000	1,644,456
L Brands, Inc.
06/15/2029	7.500%	1,700,000	1,842,659
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	851,436
Lowe’s Companies, Inc.
04/01/2027	3.350%	1,099,000	1,106,685
10/15/2030	1.700%	450,000	393,117
04/01/2052	4.250%	1,470,000	1,521,200
04/01/2062	4.450%	642,000	665,524
Nordstrom, Inc.
08/01/2031	4.250%	1,331,000	1,213,906
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	165,672
09/01/2027	3.600%	432,000	437,399
Penske Automotive Group, Inc.
09/01/2025	3.500%	1,060,000	1,051,915
06/15/2029	3.750%	425,000	380,189
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,962,773
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	1,151,459
Tapestry, Inc.
03/15/2032	3.050%	3,302,000	3,021,921
Target Corp.
01/15/2052	2.950%	2,074,000	1,909,995
Walmart, Inc.
09/22/2041	2.500%	458,000	407,933
William Carter Co. (The)(a)
05/15/2025	5.500%	765,000	790,199
03/15/2027	5.625%	405,000	410,693
Total			56,707,676
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,595,577
Kroger Co. (The)
05/01/2030	2.200%	682,000	623,979
01/15/2050	3.950%	239,000	240,933
Total			4,460,489
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.3%
ams AG(a)
07/31/2025	7.000%	1,010,000	1,026,923
Analog Devices, Inc.
10/01/2028	1.700%	1,389,000	1,276,218
10/01/2031	2.100%	1,847,000	1,700,967
Apple, Inc.
06/20/2027	3.000%	562,000	568,214
08/05/2028	1.400%	3,699,000	3,376,168
08/05/2031	1.700%	2,773,000	2,486,922
02/08/2041	2.375%	751,000	651,610
08/04/2046	3.850%	672,000	712,244
11/13/2047	3.750%	495,000	517,107
05/11/2050	2.650%	2,282,000	1,978,768
02/08/2051	2.650%	1,580,000	1,366,067
08/05/2051	2.700%	920,000	800,510
08/20/2060	2.550%	781,000	639,872
08/05/2061	2.850%	3,630,000	3,138,215
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	379,606
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	877,262
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	699,000	703,712
Broadcom, Inc.
11/15/2025	3.150%	1,209,000	1,200,902
11/15/2030	4.150%	2,570,000	2,603,488
Broadcom, Inc.(a),(h)
04/15/2029	4.000%	1,833,000	1,832,102
04/15/2032	4.150%	1,376,000	1,372,987
Broadcom, Inc.(a)
02/15/2031	2.450%	2,348,000	2,087,708
04/15/2033	3.419%	4,399,000	4,105,212
04/15/2034	3.469%	2,065,000	1,912,526
11/15/2035	3.137%	136,000	119,903
CDK Global, Inc.
06/01/2027	4.875%	770,000	778,213
Citrix Systems, Inc.
03/01/2026	1.250%	330,000	320,221
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	913,831
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,896,032
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	1,004,339
Dell International LLC/EMC Corp.
06/15/2023	5.450%	153,000	157,615
06/15/2026	6.020%	2,068,000	2,243,825
10/01/2026	4.900%	472,000	495,466
07/15/2027	6.100%	940,000	1,040,637

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	33

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2029	5.300%	600,000	653,556
Dell International LLC/EMC Corp.(a)
12/15/2041	3.375%	2,296,000	1,937,537
12/15/2051	3.450%	2,754,000	2,245,369
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	1,014,726
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,334,855
Fiserv, Inc.
07/01/2026	3.200%	360,000	359,004
07/01/2049	4.400%	345,000	355,517
Gartner, Inc.(a)
07/01/2028	4.500%	710,000	707,712
06/15/2029	3.625%	845,000	799,763
Global Payments, Inc.
11/15/2024	1.500%	1,375,000	1,314,750
01/15/2027	2.150%	2,750,000	2,584,430
05/15/2030	2.900%	1,850,000	1,711,927
11/15/2031	2.900%	2,327,000	2,124,510
HP, Inc.
06/17/2025	2.200%	2,152,000	2,074,825
06/17/2027	3.000%	268,000	261,143
04/15/2029	4.000%	3,209,000	3,198,069
04/15/2032	4.200%	3,209,000	3,198,485
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,675,540
Intel Corp.
11/15/2029	2.450%	920,000	877,909
08/12/2041	2.800%	2,414,000	2,144,486
08/12/2051	3.050%	369,000	328,238
02/15/2060	3.100%	239,000	208,074
08/12/2061	3.200%	751,000	664,170
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	1,038,220
KLA Corp.
03/01/2050	3.300%	2,344,000	2,207,562
Leidos, Inc.
02/15/2031	2.300%	570,000	494,255
Microchip Technology, Inc.
02/15/2024	0.972%	506,000	485,464
09/01/2025	4.250%	630,000	638,146
Microsoft Corp.
02/12/2035	3.500%	300,000	313,814
03/17/2052	2.921%	462,000	431,666
03/17/2062	3.041%	314,000	293,736
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	356,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	1,722,000	1,650,065
09/01/2029	6.125%	700,000	701,806
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,105,000	1,112,727
NXP BV/Funding LLC(a)
02/15/2032	2.650%	1,892,000	1,706,644
NXP BV/Funding LLC/USA, Inc.(a)
05/11/2041	3.250%	1,011,000	897,396
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,220,601
Oracle Corp.
03/25/2028	2.300%	312,000	285,688
07/08/2034	4.300%	164,000	161,762
05/15/2035	3.900%	251,000	235,594
07/15/2036	3.850%	285,000	262,853
11/15/2037	3.800%	2,010,000	1,820,292
04/01/2040	3.600%	2,700,000	2,340,465
03/25/2041	3.650%	959,000	835,625
05/15/2055	4.375%	561,000	508,749
Plantronics, Inc.(a)
03/01/2029	4.750%	845,000	867,411
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,210,823
PTC, Inc.(a)
02/15/2028	4.000%	880,000	858,000
S&P Global, Inc.(a)
03/01/2029	2.700%	422,000	408,983
03/01/2032	2.900%	2,160,000	2,093,680
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	555,000	615,553
Seagate HDD Cayman
07/15/2029	3.125%	480,000	430,889
01/15/2031	4.125%	820,000	777,085
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,104,224
Square, Inc.(a)
06/01/2026	2.750%	545,000	515,382
06/01/2031	3.500%	585,000	537,914
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	1,028,185
Switch Ltd.(a)
09/15/2028	3.750%	995,000	965,663
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	853,295
Texas Instruments, Inc.
09/15/2026	1.125%	926,000	865,726

34	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TSMC Arizona Corp.
10/25/2041	3.125%	1,509,000	1,377,840
VMware, Inc.
08/15/2023	0.600%	4,489,000	4,364,198
08/15/2024	1.000%	3,213,000	3,062,744
08/15/2026	1.400%	3,206,000	2,947,072
05/15/2027	4.650%	774,000	811,962
08/21/2027	3.900%	369,000	374,356
08/15/2028	1.800%	2,017,000	1,797,550
05/15/2030	4.700%	1,857,000	1,962,719
Workday, Inc.(h)
04/01/2029	3.700%	986,000	987,601
Total			128,878,843
Tobacco 0.1%
Altria Group, Inc.
05/06/2025	2.350%	402,000	390,498
BAT Capital Corp.
08/15/2037	4.390%	6,044,000	5,624,660
08/15/2047	4.540%	425,000	379,381
Total			6,394,539
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	833,000	742,340
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,035,000	1,015,950
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,404,091
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	409,056
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	803,685
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	172,731
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	351,473
XPO Logistics, Inc.(a)
05/01/2025	6.250%	850,000	878,885
Total			5,778,211
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	780,568
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,231,794
America Movil SAB de CV
04/22/2029	3.625%	795,000	801,239
04/22/2049	4.375%	662,000	705,593
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
America Movil SAB de CV(a),(h)
04/04/2032	5.375%	404,000	406,630
American Tower Corp.(h)
03/15/2027	3.650%	2,292,000	2,288,335
03/15/2032	4.050%	733,000	735,206
American Tower Corp.
01/31/2028	1.500%	926,000	818,578
06/15/2030	2.100%	950,000	829,093
Crown Castle International Corp.
07/15/2026	1.050%	2,773,000	2,509,971
03/01/2027	4.000%	463,000	470,293
03/15/2027	2.900%	3,012,000	2,912,011
04/01/2031	2.100%	1,907,000	1,651,894
04/01/2041	2.900%	1,295,000	1,075,431
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	625,000	567,344
SBA Communications Corp.
02/15/2027	3.875%	550,000	536,786
02/01/2029	3.125%	515,000	468,176
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,387,029
Sprint Corp.
06/15/2024	7.125%	655,000	702,721
03/01/2026	7.625%	3,170,000	3,579,909
T-Mobile USA, Inc.
02/15/2026	1.500%	563,000	525,089
02/15/2026	2.250%	1,085,000	1,022,671
02/01/2028	4.750%	3,835,000	3,897,302
04/15/2029	3.375%	4,545,000	4,331,770
04/15/2030	3.875%	1,572,000	1,578,602
02/15/2031	2.875%	628,000	566,361
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	8,104,000	7,659,330
04/15/2029	3.375%	4,625,000	4,401,888
04/15/2031	3.500%	3,201,000	3,016,568
Vodafone Group PLC
05/30/2038	5.000%	462,000	503,695
09/17/2050	4.250%	369,000	367,287
Total			52,329,164
Wirelines 0.8%
AT&T, Inc.
03/25/2026	1.700%	4,615,000	4,378,161
06/01/2027	2.300%	951,000	907,588
02/01/2028	1.650%	107,000	97,460
02/01/2032	2.250%	2,090,000	1,852,272
12/01/2033	2.550%	2,980,000	2,650,878
06/01/2041	3.500%	987,000	908,857
02/01/2043	3.100%	1,819,000	1,569,171
06/01/2051	3.650%	742,000	675,934
02/01/2052	3.300%	1,292,000	1,104,066
09/15/2053	3.500%	2,773,000	2,451,794

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	35

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2055	3.550%	969,000	850,031
12/01/2057	3.800%	1,772,000	1,618,119
09/15/2059	3.650%	1,947,000	1,710,764
02/01/2061	3.500%	923,000	783,250
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,790,663
02/15/2027	4.000%	1,925,000	1,794,352
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	363,719
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,025,000	943,326
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,372,013
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,811,277
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,132,417
Verizon Communications, Inc.
03/22/2028	2.100%	140,000	130,689
09/21/2028	4.329%	643,000	678,708
02/08/2029	3.875%	235,000	244,534
10/30/2030	1.680%	1,857,000	1,623,107
03/21/2031	2.550%	1,347,000	1,251,521
11/20/2040	2.650%	5,084,000	4,323,455
11/20/2050	2.875%	746,000	623,199
03/22/2061	3.700%	1,356,000	1,272,031
Verizon Communications, Inc.(a)
03/15/2032	2.355%	5,110,000	4,620,023
Total			45,533,379
Total Corporate Bonds & Notes (Cost $1,921,620,232)			1,811,702,066

Foreign Government Obligations(l) 1.0%

Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	859,838
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	710,000	710,980
06/01/2027	5.250%	530,000	528,267
05/15/2029	4.250%	360,000	332,152
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	822,977
Total			2,394,376
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
01/27/2032	2.550%	592,000	557,052
01/31/2034	3.500%	577,000	571,336
03/07/2042	4.340%	2,867,000	2,951,990
Interchile SA(a)
06/30/2056	4.500%	769,000	733,259
Total			4,813,637
Colombia 0.1%
Colombia Government International Bond
05/15/2049	5.200%	1,303,000	1,111,809
Ecopetrol SA
01/16/2025	4.125%	300,000	295,621
06/26/2026	5.375%	580,000	587,797
Oleoducto Central SA(a)
07/14/2027	4.000%	1,154,000	1,087,427
Total			3,082,654
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	906,932
02/22/2033	6.000%	725,000	707,708
01/30/2060	5.875%	1,500,000	1,281,230
Total			2,895,870
Egypt 0.0%
Egypt Government International Bond(a)
11/20/2059	8.150%	600,000	493,670
El Salvador 0.0%
El Salvador Government International Bond(a)
01/20/2050	7.125%	600,000	268,846
Ghana 0.0%
Ghana Government International Bond(a),(k)
04/07/2025	0.000%	900,000	586,214
Ghana Government International Bond(a)
06/16/2049	8.627%	500,000	345,498
Total			931,712
Hungary 0.0%
Hungary Government International Bond(a)
09/21/2051	3.125%	473,000	398,048
Indonesia 0.1%
Indonesia Government International Bond
03/31/2032	3.550%	1,437,000	1,475,384
03/31/2052	4.300%	1,187,000	1,244,419
Total			2,719,803

36	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	807,759
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	299,485
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,165,623
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	874,735
01/23/2034	6.300%	790,000	679,849
02/28/2048	8.250%	400,000	357,194
Total			1,911,778
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(j)
08/11/2031	2.720%	520,000	494,536
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	176,410
Mexico Government International Bond
04/22/2029	4.500%	2,878,000	3,037,935
02/12/2034	3.500%	1,999,000	1,860,695
08/14/2041	4.280%	3,875,000	3,618,661
02/10/2048	4.600%	509,000	485,878
04/19/2071	3.750%	2,155,000	1,720,926
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,047,207
01/23/2050	7.690%	300,000	262,258
01/28/2060	6.950%	500,000	407,139
Total			13,111,645
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	197,000	187,239
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,138,484
09/28/2028	6.125%	540,000	495,461
01/21/2031	8.747%	1,200,000	1,211,071
09/28/2033	7.375%	442,000	402,091
Total			3,247,107
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	480,341
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	412,328
10/28/2032	7.375%	300,000	344,401
Total			756,729
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	1,100,000	867,211
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(k)
06/05/2034	0.000%	382,435	277,791
Paraguay Government International Bond(a)
04/28/2031	4.950%	542,000	568,682
06/28/2033	3.849%	1,027,000	989,467
03/13/2048	5.600%	1,800,000	1,845,514
03/30/2050	5.400%	1,629,000	1,643,857
Total			5,325,311
Peru 0.1%
Peruvian Government International Bond
01/23/2026	2.392%	1,011,000	983,249
11/18/2050	5.625%	98,000	124,366
01/15/2072	3.600%	2,046,000	1,767,651
Total			2,875,266
Philippines 0.0%
Philippine Government International Bond
03/29/2047	4.200%	349,000	365,993
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	195,693
11/24/2025	1.625%	338,000	320,492
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	684,185
Total			1,200,370
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	377,835
03/13/2048	6.750%	400,000	345,152
Total			722,987
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	399,851
10/10/2024	3.500%	310,000	309,751
Total			709,602

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	37

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	295,426
Republic of South Africa Government International Bond
10/12/2028	4.300%	600,000	579,129
Total			874,555
Trinidad and Tobago 0.0%
Trinidad Petroleum Holdings Ltd.(a)
06/15/2026	9.750%	200,000	203,000
United States 0.0%
Antares Holdings LP(a)
07/15/2027	3.750%	2,345,000	2,163,601
Total Foreign Government Obligations (Cost $60,715,450)			56,134,056

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2029	2.500%	1,309,490	1,589,978
Total Inflation-Indexed Bonds (Cost $1,432,786)			1,589,978

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	509,840
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,303,573
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	557,839
Total			2,861,412
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,147,675
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,821,617
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,055,337
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,018,743
Total			3,074,080
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	506,009
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	415,212
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,723,825
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	461,782
Total Municipal Bonds (Cost $11,484,486)			12,521,452

38	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 19.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2013-11 Class AP
01/25/2043	1.500%	85,757	81,121
CMO Series 2020-50 Class A
07/25/2050	2.000%	5,513,823	5,255,531
CMO Series 2021-27 Class EC
05/25/2051	1.500%	5,019,366	4,675,534
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	812,100	879,201
12/01/2032- 03/01/2052	4.000%	13,800,855	14,221,827
03/01/2033- 03/01/2052	3.000%	2,036,764	2,017,443
06/01/2035- 04/01/2036	5.500%	81,257	87,184
01/01/2036- 02/01/2052	2.500%	9,236,947	9,051,681
09/01/2037	6.000%	455,811	502,920
11/01/2041- 03/01/2042	2.000%	10,128,096	9,504,078
05/01/2048- 12/01/2048	5.000%	2,221,881	2,374,910
06/01/2048	4.500%	1,435,060	1,507,580
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,527,067	1,513,109
CMO Series 2127 Class PG
02/15/2029	6.250%	99,605	104,515
CMO Series 2165 Class PE
06/15/2029	6.000%	44,112	47,234
CMO Series 2326 Class ZQ
06/15/2031	6.500%	240,178	255,841
CMO Series 2399 Class TH
01/15/2032	6.500%	133,305	146,540
CMO Series 2517 Class Z
10/15/2032	5.500%	105,001	109,589
CMO Series 2557 Class HL
01/15/2033	5.300%	210,330	224,415
CMO Series 262 Class 35
07/15/2042	3.500%	2,431,434	2,474,772
CMO Series 2752 Class EZ
02/15/2034	5.500%	553,758	591,548
CMO Series 2764 Class ZG
03/15/2034	5.500%	425,290	456,232
CMO Series 2953 Class PG
03/15/2035	5.500%	1,871,333	2,034,324
CMO Series 2986 Class CH
06/15/2025	5.000%	129,936	133,399
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2989 Class TG
06/15/2025	5.000%	105,160	108,181
CMO Series 299 Class 300
01/15/2043	3.000%	291,270	287,854
CMO Series 2990 Class UZ
06/15/2035	5.750%	705,351	761,555
CMO Series 3101 Class UZ
01/15/2036	6.000%	192,177	211,915
CMO Series 3123 Class AZ
03/15/2036	6.000%	223,671	244,419
CMO Series 3143 Class BC
02/15/2036	5.500%	253,127	274,251
CMO Series 3164 Class MG
06/15/2036	6.000%	90,274	92,476
CMO Series 3195 Class PD
07/15/2036	6.500%	164,232	176,957
CMO Series 3200 Class AY
08/15/2036	5.500%	167,169	182,176
CMO Series 3213 Class JE
09/15/2036	6.000%	223,345	245,814
CMO Series 3229 Class HE
10/15/2026	5.000%	286,850	295,092
CMO Series 3402 Class NC
12/15/2022	5.000%	11,373	11,467
CMO Series 3423 Class PB
03/15/2038	5.500%	572,133	618,559
CMO Series 3453 Class B
05/15/2038	5.500%	12,036	12,955
CMO Series 3461 Class Z
06/15/2038	6.000%	1,053,627	1,140,853
CMO Series 3501 Class CB
01/15/2039	5.500%	227,484	245,545
CMO Series 3684 Class CY
06/15/2025	4.500%	493,815	506,390
CMO Series 3704 Class CT
12/15/2036	7.000%	362,323	410,235
CMO Series 3704 Class DT
11/15/2036	7.500%	324,946	371,155
CMO Series 3704 Class ET
12/15/2036	7.500%	241,277	278,440
CMO Series 3707 Class B
08/15/2025	4.500%	611,548	621,800
CMO Series 3819 Class ZQ
04/15/2036	6.000%	372,300	412,032
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,097,543

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	39

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,019,473
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	946,489
CMO Series 4205 Class PA
05/15/2043	1.750%	2,096,832	1,999,433
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,186,458
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,008,514
CMO Series 4426 Class QC
07/15/2037	1.750%	1,060,132	1,024,465
CMO Series 4705 Class A
09/15/2042	4.500%	63,892	64,093
CMO Series 4763 Class CA
09/15/2038	3.000%	274,994	273,218
CMO Series 4767 Class KA
03/15/2048	3.000%	379,902	377,418
CMO Series 4880 Class DA
05/15/2050	3.000%	1,381,453	1,377,589
CMO Series 5091 Class AB
03/25/2051	1.500%	3,119,674	2,912,692
CMO Series R006 Class ZA
04/15/2036	6.000%	283,152	313,730
CMO Series R007 Class ZA
05/15/2036	6.000%	534,318	581,644
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	311,587	307,490
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.322% 07/01/2036	2.325%	40,609	42,626
12-month USD LIBOR + 1.837% Cap 9.140% 07/01/2040	2.106%	107,254	111,455
12-month USD LIBOR + 1.641% Cap 7.809% 05/01/2049	2.808%	898,821	906,661
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	13.756%	75,373	88,416
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	191,147	197,368
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	0.897%	43,606	43,649
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.855%	393,732	393,057
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	0.747%	195,485	195,398
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	1.419%	401,812	409,489
Federal Home Loan Mortgage Corp.(m)
08/01/2051- 03/01/2052	2.500%	16,300,122	15,623,611
08/01/2051- 03/01/2052	3.000%	13,435,403	13,297,603
Federal Home Loan Mortgage Corp.(h)
04/01/2052	3.000%	5,894,000	5,780,362
Federal Home Loan Mortgage Corp.(i)
CMO Series 3077 Class TO
04/15/2035	0.000%	46,991	45,194
CMO Series 3100 Class
01/15/2036	0.000%	99,197	88,570
CMO Series 3117 Class OG
02/15/2036	0.000%	46,965	42,374
CMO Series 3181 Class OH
07/15/2036	0.000%	219,769	189,569
CMO Series 3316 Class JO
05/15/2037	0.000%	7,751	6,994
CMO Series 3607 Class TO
10/15/2039	0.000%	184,607	160,442
CMO STRIPS Series 197 Class
04/01/2028	0.000%	83,204	78,034
CMO STRIPS Series 310 Class
09/15/2043	0.000%	990,119	785,804
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	5.973%	1,493,079	268,786

40	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.603%	30,425	3,730
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.653%	47,014	4,682
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	5.703%	30,984	4,399
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	5.853%	206,681	26,933
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.603%	170,959	21,371
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.603%	254,694	41,827
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	7.303%	216,763	55,361
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.490%	260,211	290,917
CMO Series 4272 Class W
04/15/2040	5.652%	1,431,459	1,540,082
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	184,558	16,356
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	1.549%	396,809	15,555
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
01/01/2023- 11/01/2048	6.000%	376,992	407,362
02/01/2024- 10/01/2038	6.500%	1,377,139	1,528,966
05/01/2033- 03/01/2060	3.500%	58,736,850	59,945,462
09/01/2033- 08/01/2059	4.000%	30,609,072	31,841,549
11/01/2033- 06/01/2049	5.500%	3,835,917	4,185,663
05/01/2034- 08/01/2049	4.500%	19,192,505	20,336,231
12/01/2035- 03/01/2052	2.500%	58,725,844	57,754,326
01/01/2036- 11/01/2049	5.000%	15,636,854	16,848,487
11/01/2037- 01/01/2039	7.000%	404,207	460,058
10/01/2041- 11/01/2041	1.500%	25,259,141	22,905,503
02/01/2042- 03/01/2052	2.000%	13,937,759	13,017,843
01/01/2043- 07/01/2060	3.000%	78,608,628	77,713,807
CMO Series 1999-7 Class AB
03/25/2029	6.000%	96,356	102,799
CMO Series 2001-60 Class PX
11/25/2031	6.000%	134,363	145,264
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	442,354	472,204
CMO Series 2002-78 Class Z
12/25/2032	5.500%	172,992	187,153
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,100,402	2,227,755
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	707,650	754,220
CMO Series 2004-65 Class LT
08/25/2024	4.500%	48,938	49,718
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,272,006	1,305,487
CMO Series 2005-121 Class DX
01/25/2026	5.500%	128,964	132,901
CMO Series 2006-105 Class ME
11/25/2036	5.500%	459,750	497,231
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	415,203	445,617
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	138,724	145,893
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	120,486	131,610

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	41

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-116 Class PB
08/25/2035	5.500%	135,971	147,727
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	175,368	185,651
CMO Series 2007-42 Class B
05/25/2037	6.000%	122,823	134,869
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	216,403	237,808
CMO Series 2008-80 Class GP
09/25/2038	6.250%	18,619	20,355
CMO Series 2009-59 Class HB
08/25/2039	5.000%	299,909	318,453
CMO Series 2009-60 Class HT
08/25/2039	6.000%	292,874	321,427
CMO Series 2009-79 Class UA
03/25/2038	7.000%	21,928	23,804
CMO Series 2009-W1 Class A
12/25/2049	6.000%	567,519	606,589
CMO Series 2010-111 Class AM
10/25/2040	5.500%	805,830	892,610
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,186,622	1,276,920
CMO Series 2011-118 Class MT
11/25/2041	7.000%	379,482	424,535
CMO Series 2011-118 Class NT
11/25/2041	7.000%	442,362	496,220
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,677,333	1,695,746
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	212,377	230,259
CMO Series 2011-44 Class EB
05/25/2026	3.000%	705,038	709,420
CMO Series 2011-46 Class B
05/25/2026	3.000%	1,712,753	1,723,788
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,003,431	1,086,850
CMO Series 2012-151 Class NX
01/25/2043	1.500%	714,189	666,558
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,006,715
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,905,607	2,861,047
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	2,988,535
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,571,758
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,601,987	2,476,773
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	955,979
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,501,457	1,501,254
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,542,325
CMO Series 2014-73 Class MA
11/25/2044	2.500%	652,510	626,693
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,898,180	2,802,380
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,735,267	2,651,393
CMO Series 2016-57 Class PC
06/25/2046	1.750%	5,556,981	5,142,878
CMO Series 2017-13 Class PA
08/25/2046	3.000%	59,919	59,402
CMO Series 2018-14 Class KC
03/25/2048	3.000%	133,802	132,821
CMO Series 2018-15 Class AB
03/25/2048	3.000%	45,285	45,265
CMO Series 2018-8 Class KL
03/25/2047	2.500%	954,905	921,531
CMO Series 2019-15 Class AB
05/25/2053	3.500%	3,781,605	3,875,818
CMO Series 2019-25 Class PA
05/25/2048	3.000%	2,252,863	2,251,590
CMO Series 2019-35 Class A
07/25/2049	3.000%	700,452	683,788
CMO Series 2019-8 Class GA
03/25/2049	3.000%	4,972,119	4,949,639
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,730,766	2,623,754
CMO Series 2020-48 Class DA
07/25/2050	2.000%	3,709,013	3,553,452
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,400,407
CMO Series 2021-78 Class ND
11/25/2051	1.500%	12,093,958	11,551,209
CMO Series G94-8 Class K
07/17/2024	8.000%	33,315	35,036
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	216,333	223,257
Series 2013-M9 Class A2
01/25/2023	2.389%	885,903	885,686

42	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f),(h)
05/25/2030	3.171%	9,000,000	9,222,210
01/01/2032	2.130%	6,224,000	6,317,360
Federal National Mortgage Association(h)
05/25/2032	3.090%	5,565,000	5,581,521
04/01/2052	3.000%	24,857,000	24,420,745
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.234% 03/01/2036	2.700%	138,716	147,358
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.732% 06/01/2045	2.031%	596,527	613,833
12-month USD LIBOR + 1.584% Floor 1.584%, Cap 7.700% 01/01/2046	2.361%	1,785,163	1,835,351
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	0.857%	134,909	134,568
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	22.374%	33,881	44,528
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	0.677%	254,778	253,923
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	0.437%	172,480	166,815
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	10.560%	35,779	39,244
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	16.145%	250,150	283,344
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	11.747%	152,093	172,781
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	1.007%	85,684	86,103
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(m)
08/01/2050- 03/01/2052	2.500%	36,948,127	35,426,711
09/01/2051- 01/01/2052	3.000%	10,445,969	10,241,384
10/01/2051	2.000%	23,281,054	21,647,514
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	8.043%	13,138	695
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	6.193%	109,826	13,043
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	6.143%	549,109	80,979
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	6.063%	121,170	16,943
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.243%	626,863	103,506
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	6.193%	210,534	10,670
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	5.893%	210,810	29,725
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	6.163%	89,795	12,817
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	5.943%	561,914	86,414

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	43

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	6.073%	193,941	24,163
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	5.793%	176,304	25,439
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	6.193%	42,619	5,218
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.543%	225,155	28,417
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	6.293%	245,415	33,621
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	3.983%	469,576	42,462
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	6.073%	1,100,811	198,913
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	5.963%	120,782	12,193
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	5.943%	98,068	12,740
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.543%	400,558	44,571
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.570%	328,524	338,311
CMO Series 2010-61 Class WA
06/25/2040	6.012%	82,989	90,285
CMO Series 2011-2 Class WA
02/25/2051	5.835%	86,640	93,077
CMO Series 2011-43 Class WA
05/25/2051	5.850%	123,409	134,752
Federal National Mortgage Association(i)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	102,155	90,031
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	170,963	146,434
CMO Series 2009-86 Class BO
03/25/2037	0.000%	38,660	34,488
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,153,982	960,633
CMO Series 2013-128 Class
12/25/2043	0.000%	691,038	599,489
CMO Series 2013-92 Class
09/25/2043	0.000%	738,422	600,409
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	30,184	29,609
Federal National Mortgage Association(g)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	75,031	13,150
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.595%	276,419	15,717
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,736,818	1,608,124
Freddie Mac REMICS(d),(f)
CMO Series 205217 Class CD
07/25/2049	2.500%	2,356,000	2,337,502
Government National Mortgage Association
09/20/2038	7.000%	50,534	57,540
08/20/2039	6.000%	177,947	195,780
07/20/2040- 12/15/2040	3.750%	1,745,772	1,783,189
11/15/2040- 11/20/2040	3.625%	795,621	806,802
12/15/2040	3.490%	1,270,274	1,330,785
05/20/2045- 04/20/2050	4.000%	12,212,530	12,692,699
08/15/2047- 04/20/2050	4.500%	13,529,378	14,308,428
01/20/2048- 02/20/2052	3.500%	33,181,555	33,945,936

44	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/20/2048- 03/20/2049	5.000%	15,705,961	16,466,001
09/20/2050- 08/20/2051	2.500%	24,001,559	23,376,739
09/20/2050- 02/20/2052	3.000%	28,072,834	27,982,887
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	379,555	403,042
CMO Series 2005-26 Class XY
03/20/2035	5.500%	336,269	361,521
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	397,495	420,707
CMO Series 2006-17 Class JN
04/20/2036	6.000%	153,283	165,381
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	527,983	558,385
CMO Series 2006-69 Class MB
12/20/2036	5.500%	599,115	644,056
CMO Series 2008-23 Class PH
03/20/2038	5.000%	488,175	511,251
CMO Series 2009-104 Class AB
08/16/2039	7.000%	251,745	262,326
CMO Series 2010-130 Class CP
10/16/2040	7.000%	259,999	290,239
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	5,327	5,253
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	16,224	16,176
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	36,731	36,239
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,064,243	1,049,917
CMO Series 2018-11 Class PC
12/20/2047	2.750%	35,232	34,858
CMO Series 2019-132 Class NA
09/20/2049	3.500%	884,026	874,764
CMO Series 2019-31 Class JC
03/20/2049	3.500%	581,616	586,796
CMO Series 2021-23 Class MG
02/20/2051	1.500%	3,425,575	3,236,665
Government National Mortgage Association(c)
03/20/2048	4.770%	3,783,088	3,969,659
05/20/2063	4.320%	31,783	32,214
05/20/2063	4.390%	8,206	8,198
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	11,072	10,965
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-137 Class WA
07/20/2040	5.596%	510,517	554,133
CMO Series 2012-141 Class WC
01/20/2042	3.716%	349,313	355,261
CMO Series 2013-54 Class WA
11/20/2042	4.882%	980,318	1,045,026
CMO Series 2013-75 Class WA
06/20/2040	5.132%	293,196	313,600
CMO Series 2020-1 Class A
08/20/2070	2.932%	3,699,975	3,600,872
Government National Mortgage Association(h)
03/20/2052	4.000%	4,605,000	4,743,150
Government National Mortgage Association(b),(d),(f)
1-year CMT + 1.699% 02/20/2072	2.390%	5,955,014	6,330,924
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	5.651%	481,269	48,888
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	6.231%	328,032	34,903
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	5.701%	309,848	19,256
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.451%	373,941	33,713
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	6.851%	309,349	31,917
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.551%	517,038	51,536
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	5.669%	191,198	18,404

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	45

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.619%	147,407	14,457
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	5.819%	379,247	41,487
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	5.641%	508,960	65,285
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	6.251%	603,021	77,851
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	6.151%	298,120	30,098
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	21.705%	54,472	65,859
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	0.656%	762,125	760,785
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.806%	8,946	8,958
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.756%	7,979	7,982
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	0.656%	2,987	2,981
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	0.686%	8,731	8,721
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	0.621%	667,804	666,277
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	0.606%	4,685	4,670
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.506%	6,203	6,174
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	0.576%	903,739	901,274
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	0.511%	595,801	593,104
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	0.586%	913,621	911,044
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	0.606%	1,709,075	1,703,819
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750%, Cap 11.000% 09/20/2063	0.856%	1,967,982	1,968,412
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 09/20/2063	0.806%	1,964,090	1,964,523
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	0.626%	1,133,297	1,130,325
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	0.626%	596,674	595,091
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	0.706%	4,675,188	4,673,211

46	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610%, Cap 99.000% 03/20/2070	1.059%	3,480,757	3,525,281
Government National Mortgage Association(i)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	54,362	50,246
CMO Series 2010-157 Class OP
12/20/2040	0.000%	278,643	249,814
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	403,059	89,611
Government National Mortgage Association TBA(h)
05/20/2050- 04/21/2052	3.500%	20,300,000	20,392,590
04/21/2052	2.500%	19,400,000	18,836,188
04/21/2052	3.000%	4,200,000	4,154,821
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,718,542	3,655,061
Uniform Mortgage-Backed Security TBA(h)
05/17/2037- 05/12/2052	3.000%	148,880,000	145,705,113
04/13/2052	2.000%	30,600,000	28,418,237
04/13/2052	2.500%	1,000,000	955,313
04/13/2052- 06/13/2052	3.500%	31,700,000	31,598,417
Total Residential Mortgage-Backed Securities - Agency (Cost $1,099,673,716)			1,076,040,550

Residential Mortgage-Backed Securities - Non-Agency 5.0%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	3,488,640	3,345,031
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,680,653
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	1,114,024	1,102,627
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,734,739	1,612,988
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	89,843	89,590
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	324,468	317,597
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,300,260
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,463,565
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	31,501	31,036
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	2.175%	21,548	22,071
CMO Series 2003-7 Class 6A
10/25/2033	2.365%	117,321	119,137
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	1.357%	217,057	209,850
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,391,090	1,386,125
CMO Series 2019-3 Class A1
11/25/2059	2.724%	574,000	568,878
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	8,264,596	8,264,596
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	2.326%	163,790	164,064
CMO Series 2007-A1 Class 2A1
02/25/2037	2.462%	57,155	57,627
CMO Series 2007-A1 Class 7A1
02/25/2037	2.462%	32,602	33,405
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	44,452	43,473
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	103,830	103,206
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.519%	100,809	98,215
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	2,220,359	1,988,515
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,397,337	2,257,880

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	47

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	127,589	127,036
CMO Series 2004-3 Class A26
04/25/2034	5.500%	60,377	59,048
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	132,212	132,060
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	49,733	48,974
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,008
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	10,436	10,301
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	86,147	86,580
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	149,299	146,859
Credit Suisse Mortgage Trust(a),(c),(d),(f)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	6,777,931	6,777,931
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	3,004,207
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,769,819	1,729,521
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,824,238
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,586,448
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,550,782
FMC GMSR Issuer Trust(a),(c),(d),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	7,756,200
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	0.807%	513,897	447,191
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	4.017%	398,295	23,457
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	106,160	106,194
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	0.957%	7,362	7,261
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.709%	460,259	459,752
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	1,227,842	1,200,859
Headlands Residential LLC(a),(c),(d),(f)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	7,092,060
Hundred Acre Wood Trust(a),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	2,000,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	1.057%	166,876	161,523
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	64,348	64,001
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.700% Floor 0.350%, Cap 11.500% 05/25/2036	1.157%	27,507	26,992
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	2.270%	114,357	114,927
CMO Series 2007-A1 Class 5A5
07/25/2035	2.391%	105,005	106,098
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	390,674	389,697
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	4,544,137	4,528,347
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,136,194
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	2.623%	82,933	82,460
CMO Series 2004-13 Class 3A7
11/21/2034	2.759%	157,749	157,281

48	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	22,944	21,800
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	89,924	89,373
CMO Series 2004-2 Class A2
08/25/2032	6.500%	141,630	141,606
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	1.257%	2,269,000	2,261,298
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	664,000	660,259
CMO Series 2021-2 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 04/25/2055	1.207%	2,054,000	2,043,542
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 11.750% 03/25/2028	1.237%	43,502	43,000
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	1.077%	192,145	188,841
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.750% 04/25/2029	0.917%	139,905	135,261
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.300%, Cap 11.750% 01/25/2030	0.926%	24,002	23,287
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.054%	119,329	118,582
CMO Series 2004-A4 Class A2
08/25/2034	2.656%	147,885	147,847
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	1,111,114	1,053,572
Mill City Securities Ltd.(a),(c)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	4,269,670
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.639%	138,772	140,931
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 2.735% 04/01/2022	2.966%	7,000,000	7,000,000
CMO Series 2021-EBO5 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/15/2023	1.842%	9,600,000	9,600,000
CMO Series 2021-EBO7 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 02/15/2023	2.850%	9,600,000	9,600,000
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	98,375	92,379
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	319,994	318,814
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	1.207%	5,373,000	5,335,660
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	4,192,919	3,961,385
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,126,547	3,044,547
OCWEN(c),(d),(f)
CMO Series 2021-GNMSR Class 1
03/15/2023	4.570%	6,000,000	6,000,000
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	3,765,149	3,626,517
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,752,952	2,659,493
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	4,342,391	4,178,895
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	4,117,805	3,988,011
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	5,141,302	4,987,525
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	5,664,773	5,404,620

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	49

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	1.799%	3,500,000	3,457,488
RCO VI Mortgage LLC(a),(c)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	7,400,000	7,172,169
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	186,508	188,481
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	2.709%	205,741	217,191
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,572,055
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	2,012,700	2,035,686
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	3,583,169	3,573,268
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	1.209%	354,022	343,432
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	1.089%	355,959	355,471
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	1.049%	322,536	307,550
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	0.632%	152,957	147,884
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	393,962	392,741
CMO Series 2020-3 Class A1
04/25/2065	1.486%	799,928	783,000
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	646,744	626,172
CMO Series 2021-1 Class A1
05/25/2065	1.219%	887,089	868,966
CMO Series 2021-4 Class A1
08/25/2056	1.162%	2,436,434	2,311,929
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.670%	65,116	62,207
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.330%, Cap 11.000% 10/19/2034	1.109%	217,495	212,734
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	0.949%	109,299	105,395
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	242,909	240,208
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.030%	136,227	139,342
CMO Series 2003-40A Class 3A2
01/25/2034	2.694%	89,928	89,471
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	59,863	59,837
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	71,836	71,803
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	1.889%	94,424	93,623
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,142,807	1,142,177
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	3,830,952	3,825,689
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	5,572,296	5,416,390
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	4,435,049	4,222,144
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	7,184,021	6,897,788
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	113,813	122,615
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	5,654,755	5,522,392
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,946,946	3,788,966

50	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,237,295	3,152,389
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,395,881	3,284,064
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	3,041,486	3,040,442
Verus Securitization Trust(a),(c)
CMO Series 2019-3 Class A1
07/25/2059	2.784%	472,885	473,004
CMO Series 2019-4 Class A1
11/25/2059	2.642%	655,057	653,363
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	396,871	394,474
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	302,533	300,076
CMO Series 2020-1 Class A1
01/25/2060	2.417%	621,257	617,606
CMO Series 2020-2 Class A1
05/25/2060	2.226%	799,810	794,351
CMO Series 2020-5 Class A1
05/25/2065	1.218%	318,205	307,872
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	986,555	971,707
CMO Series 2021-1 Class A1
01/25/2066	0.815%	1,022,787	973,236
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,953,223	1,852,678
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,758,688	1,660,138
CMO Series 2021-4 Class A1
07/25/2066	0.938%	2,009,187	1,853,590
CMO Series 2021-5 Class A1
09/25/2066	1.013%	7,638,043	7,057,273
CMO Series 2021-7 Class A1
10/25/2066	1.829%	3,046,372	2,838,007
CMO Series 2021-8 Class A1
11/25/2066	1.824%	2,235,470	2,110,145
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,100,898	1,065,168
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	1,199,848	1,174,417
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	767,986	744,866
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VM Master Issuer LLC(a),(c),(d),(f),(h)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,692,000
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.665%	202,261	199,842
CMO Series 2003-AR5 Class A7
06/25/2033	2.585%	74,831	75,119
CMO Series 2003-AR6 Class A1
06/25/2033	2.568%	86,873	85,923
CMO Series 2003-AR7 Class A7
08/25/2033	2.375%	124,722	122,245
CMO Series 2004-AR3 Class A2
06/25/2034	2.610%	59,672	59,375
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	12,789	12,684
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	2.767%	161,612	158,662
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	2,700,000	2,658,016
Subordinated Series 2021-2 Class B
10/17/2027	3.506%	6,900,000	6,583,277
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $287,037,552)			279,698,864

U.S. Government & Agency Obligations 0.6%

Federal Home Loan Mortgage Corp.(k)
12/14/2029	0.000%	3,534,000	2,860,846
Federal National Mortgage Association(k)
11/15/2030	0.000%	10,386,000	8,200,962
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,260,182
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,503,770
Residual Funding Corp.(k)
STRIPS
04/15/2030	0.000%	3,750,000	3,027,987
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	6,388,918
09/15/2060	4.625%	835,000	1,077,844
09/15/2065	4.250%	1,423,000	1,758,758

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	51

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority(k)
STRIPS
11/01/2025	0.000%	8,500,000	7,624,789
06/15/2035	0.000%	750,000	485,078
Total U.S. Government & Agency Obligations (Cost $34,486,597)			34,189,134

U.S. Treasury Obligations 26.4%

U.S. Treasury
05/31/2022	0.125%	41,000	40,981
09/30/2022	0.125%	11,454,000	11,401,652
12/31/2022	0.125%	38,237,000	37,865,086
04/30/2023	0.125%	65,379,000	64,214,437
08/31/2023	0.125%	993,000	965,925
10/31/2023	0.375%	8,116,000	7,889,957
02/29/2024	1.500%	8,677,000	8,551,251
02/29/2024	2.125%	5,136,000	5,117,543
03/31/2024	2.125%	12,537,000	12,519,860
04/15/2024	0.375%	4,616,000	4,434,245
05/15/2024	0.250%	28,116,000	26,874,942
05/15/2024	2.500%	640,000	641,300
06/15/2024	0.250%	20,642,000	19,685,695
06/30/2024	2.000%	565,000	559,836
11/15/2024	0.750%	7,674,000	7,334,665
01/31/2025	1.375%	7,192,000	6,970,059
02/15/2025	1.500%	1,349,000	1,311,481
03/15/2025	1.750%	28,019,000	27,427,974
04/30/2025	2.875%	525,000	530,414
05/15/2025	2.125%	22,846,000	22,567,564
05/31/2025	2.875%	20,336,000	20,542,537
08/31/2025	0.250%	13,500,000	12,490,664
09/30/2025	0.250%	39,236,000	36,241,190
10/31/2025	0.250%	24,283,000	22,385,891
11/15/2025	2.250%	1,283,000	1,269,970
11/30/2025	0.375%	52,736,000	48,751,960
12/31/2025	0.375%	13,332,000	12,310,227
01/31/2026	0.375%	25,123,000	23,148,489
02/28/2026	2.500%	6,647,000	6,636,614
03/31/2026	0.750%	8,862,000	8,263,815
05/31/2026	0.750%	76,287,000	70,952,870
06/30/2026	0.875%	22,002,000	20,549,524
01/31/2027	1.500%	2,870,000	2,743,092
02/28/2027	1.875%	3,576,000	3,480,733
03/31/2027	2.375%	8,564,000	8,584,072
04/30/2027	0.500%	53,707,000	48,701,340
08/31/2027	0.500%	17,511,000	15,766,740
10/31/2027	0.500%	7,005,000	6,288,629
11/30/2027	0.625%	31,374,000	28,317,486
02/15/2028	2.750%	23,081,000	23,436,231
06/30/2028	1.250%	4,108,000	3,821,403
07/31/2028	1.000%	13,987,000	12,799,198
10/31/2028	1.375%	30,895,000	28,881,998
12/31/2028	1.375%	16,042,000	14,994,257
01/31/2029	1.750%	1,723,000	1,650,042
02/28/2029	1.875%	1,267,000	1,223,249
03/31/2029	2.375%	6,575,000	6,556,508
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2031	1.375%	13,185,000	12,099,298
02/15/2032	1.875%	78,411,000	75,311,315
08/15/2039	4.500%	7,032,000	9,064,687
05/15/2040	1.125%	24,990,000	19,683,530
08/15/2040	1.125%	27,285,000	21,376,092
11/15/2040	1.375%	50,795,000	41,516,976
02/15/2041	1.875%	21,299,000	18,952,782
02/15/2041	4.750%	2,429,000	3,230,190
05/15/2041	2.250%	73,534,000	69,386,223
08/15/2041	1.750%	72,282,000	62,602,988
11/15/2041	2.000%	22,273,000	20,150,105
11/15/2041	3.125%	1,595,000	1,719,111
02/15/2042	2.375%	9,677,000	9,338,305
08/15/2042	2.750%	14,400,000	14,631,750
11/15/2042	2.750%	6,935,000	7,039,025
02/15/2043	3.125%	2,000,000	2,150,313
11/15/2043	3.750%	3,952,000	4,670,770
02/15/2044	3.625%	9,618,000	11,180,925
05/15/2044	3.375%	5,000,000	5,609,375
02/15/2045	2.500%	15,141,000	14,748,280
08/15/2045	2.875%	13,210,000	13,767,297
11/15/2048	3.375%	4,911,000	5,743,568
11/15/2049	2.375%	19,900,000	19,439,812
02/15/2050	2.000%	2,295,000	2,064,783
08/15/2050	1.375%	13,450,000	10,356,500
11/15/2050	1.625%	7,642,000	6,268,828
02/15/2051	1.875%	22,916,000	20,008,532
05/15/2051	2.375%	17,165,000	16,816,336
08/15/2051	2.000%	44,740,000	40,328,916
11/15/2051	1.875%	8,343,000	7,305,339
02/15/2052	2.250%	43,566,000	41,782,517
U.S. Treasury(k)
STRIPS
05/15/2022	0.000%	9,005,000	9,000,589
08/15/2022	0.000%	1,700,000	1,695,684
11/15/2022	0.000%	5,975,000	5,932,055
02/15/2023	0.000%	20,665,000	20,388,121
05/15/2023	0.000%	8,680,000	8,510,469
08/15/2023	0.000%	7,320,000	7,119,272
11/15/2023	0.000%	5,449,000	5,263,819
02/15/2024	0.000%	2,201,000	2,110,209
08/15/2024	0.000%	1,000,000	945,352
11/15/2024	0.000%	4,500,000	4,225,605
02/15/2025	0.000%	1,000,000	932,656
05/15/2025	0.000%	2,500,000	2,317,676
02/15/2026	0.000%	5,500,000	5,001,992
02/15/2032	0.000%	13,100,000	10,280,941
08/15/2032	0.000%	1,500,000	1,160,742
08/15/2033	0.000%	4,000,000	3,012,813
11/15/2033	0.000%	7,400,000	5,546,242
02/15/2034	0.000%	4,400,000	3,271,641
05/15/2034	0.000%	2,400,000	1,774,500
11/15/2034	0.000%	1,850,000	1,348,693
11/15/2040	0.000%	13,935,000	8,448,094
Total U.S. Treasury Obligations (Cost $1,545,612,055)			1,474,325,229

52	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(n),(o)	297,424,170	297,305,200
Total Money Market Funds (Cost $297,311,653)		297,305,200
Total Investments in Securities (Cost: $6,225,499,533)		5,980,349,389
Other Assets & Liabilities, Net		(388,653,416)
Net Assets		5,591,695,973
At March 31, 2022, securities and/or cash totaling $7,563,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	76	06/2022	USD	11,404,750	—	(347,140)
U.S. Treasury 10-Year Note	182	06/2022	USD	22,363,250	198,726	—
U.S. Treasury 10-Year Note	650	06/2022	USD	79,868,750	—	(2,433,787)
U.S. Treasury 2-Year Note	241	06/2022	USD	51,073,172	—	(623,524)
U.S. Treasury 5-Year Note	172	06/2022	USD	19,726,250	11,793	—
U.S. Treasury Ultra 10-Year Note	44	06/2022	USD	5,960,625	74,168	—
U.S. Ultra Treasury Bond	42	06/2022	USD	7,439,250	—	(301,819)
Total					284,687	(3,706,270)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Citi	06/20/2027	5.000	Quarterly	USD	13,750,000	26,666	—	—	26,666	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $1,470,522,503, which represents 26.30% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $98,246,504, which represents 1.76% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2022, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(k)	Zero coupon bond.
(l)	Principal and interest may not be guaranteed by a governmental entity.
Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	301,950,331	704,759,262	(709,406,410)	2,017	297,305,200	(63,797)	120,330	297,424,170
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
54	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2022

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